BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.5%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.35%, 05/25/37
(a)
..... USD 46 $ 11,324
Ajax Mortgage Loan Trust
(b)
:
Series 2018-D, Class A, 3.75%, 08/25/58
(a)
119 121,205
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
123 122,983
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
100 75,500
Series 2018-G, Class C, 5.25%, 06/25/57 . 99 97,650
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
111 112,506
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
203 205,484
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)(d)
.................... 236 235,771
Anchorage Capital CLO 5-R Ltd.
(a)(b)(d)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.58%, 01/15/30 .... 250 249,823
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/15/30 .... 250 249,809
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
04/15/31
(a)(b)(d)
.................... 500 499,757
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.57%, 05/25/35
(a)
................. 63 58,707
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.08%,
07/20/29
(a)(b)(d)
.................... 250 250,000
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 53 11,871
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 11,387
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 8,677
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 1.81%, 08/25/34 .... 2 1,555
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.34%), 0.43%, 09/25/36 .... 83 81,635
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.25%, 01/25/37 ... 28 28,009
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 15 14,474
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 31 29,776
Series 2007-HE3, Class 1A3, (LIBOR USD 1
Month + 0.25%), 0.34%, 04/25/37 .... 59 71,143
Carlyle Global Market Strategies CLO Ltd.
(a)(b)(d)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.10%, 04/17/31 .... 249 249,823
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/28/28 .... 250 249,584
Carlyle US CLO Ltd., Series 2017-4A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.31%,
01/15/30
(a)(b)(d)
.................... 250 250,007
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.25%, 10/25/36
(a)
........... 48 47,369
CIFC Funding Ltd.
(a)(b)(d)
:
Series 2013-1A, Class A2R, (LIBOR USD 3
Month + 1.75%), 1.88%, 07/16/30 .... 250 250,019
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.26%, 10/17/30 .... 250 249,956
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.29%, 05/25/37 ... 163 136,607
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.36%, 05/25/37 ... 74 62,425
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30 . USD 9 $ 8,858
Series 1998-8, Class M1, 6.98%, 09/01/30
(a)
55 52,996
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.58%, 11/15/32
(a)
... 55 50,076
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
31 9,192
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
42 12,348
Series 2000-5, Class A6, 7.96%, 05/01/31 . 37 14,980
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 12/25/35
(a)
... 9 9,461
Series 2006-S3, Class A4, 7.02%,
01/25/29
(e)
.................... 3 4,649
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.31%, 12/25/25
(a)
... —
(f)
656
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 24 24,668
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
..................... 100 102,416
CWABS Asset-Backed Certificates Trust, Series
2005-17, Class 1AF4, 6.05%, 05/25/36
(e)
.. 23 22,683
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 4 4,825
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.38%, 12/15/33 ... 14 12,839
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 0.27%, 05/15/35 ... 43 42,251
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.26%, 05/15/35 .... 6 6,114
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.23%, 11/15/36 .... 14 12,956
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.25%,
01/15/31
(a)(b)(d)
.................... 280 279,921
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
..... 40 37,188
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.29%, 01/25/47 .... 24 16,216
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 3.46%, 02/25/47 .... 25 27,084
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.21%, 07/25/27
(a)(b)(d)
......... 23 22,616
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.39%,
05/25/37
(a)
...................... 37 33,269
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... 126 20,753
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.80%, 04/15/36
(a)
................. 26 24,943
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.27%,
10/19/28
(a)(b)(d)
.................... 221 221,322
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 0.32%, 05/25/37
(a)
........... 651 224,044

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract
Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
USD 75 $ 80,375
Series 2002-A, Class C, 0.00%, 06/15/33 . 5 4,700
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... 19 19,498
Long Beach Mortgage Loan Trust
(a)
:
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.39%, 06/25/36 .... 23 14,625
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 08/25/36 .... 15 7,763
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.32%, 10/21/30
(a)(b)(d)
......... 250 250,344
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.33%, 05/25/37
(a)
20 16,251
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (LIBOR USD 1
Month + 0.60%), 0.69%, 12/25/34
(a)
..... 78 73,750
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 10 7,387
OCP CLO Ltd., Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.25%,
10/18/28
(a)(b)(d)
.................... 79 78,833
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.15%, 07/17/30
(a)(b)(d)
........ 305 304,806
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.17%,
05/23/31
(a)(b)(d)
.................... 285 284,828
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.30%, 03/25/37
(a)
... 40 33,728
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 32 31,978
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... 37 37,112
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
.................... 44 44,773
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.28%, 10/15/37
(a)(b)(c)
... 18 18,034
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
......... 30 29,736
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.39%, 10/22/30
(a)(b)(d)
............... 486 485,678
OZLM XXI Ltd., Series 2017-21A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.03%,
01/20/31
(a)(b)(d)
.................... 250 250,124
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 0.98%, 07/20/27
(a)(b)
(d)
............................ 36 36,411
Scholar Funding Trust, Series 2013-A, Class
A, (LIBOR USD 1 Month + 0.65%), 0.74%,
01/30/45
(a)(b)
..................... 159 158,358
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 0.41%, 07/25/36
(a)
........... 16 4,824
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.37%,
07/20/30
(a)(b)(d)
.................... 250 250,128
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.45%, 03/15/24
(a)
........... 41 40,944
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.01%, 04/15/28
(a)(b)(d)
............... USD 191 $ 191,109
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.22%, 07/25/37
(a)(b)
37 35,922
Total Asset-Backed Securities — 1.5%
(Cost: $8,212,321) ............................... 8,136,179
Shares
Shares
Common Stocks — 58.1%
Aerospace & Defense — 0.3%
Lockheed Martin Corp. ................ 5,051 1,743,100
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc. ........... 21,279 1,851,273
Expeditors International of Washington, Inc. .. 23,355 2,782,281
4,633,554
Airlines — 0.1%
Alaska Air Group, Inc.
(g)
................ 4,836 283,390
Auto Components — 0.4%
BorgWarner, Inc.
(h)
................... 53,276 2,302,056
Automobiles — 1.2%
Tesla, Inc.
(g)
........................ 8,101 6,282,164
Banks — 1.2%
Bank of Hawaii Corp. ................. 3,241 266,313
Citigroup, Inc. ...................... 28,901 2,028,272
Commerce Bancshares, Inc. ............ 3,051 212,594
First Republic Bank .................. 2,857 551,058
JPMorgan Chase & Co. ............... 5,394 882,944
Signature Bank ..................... 2,546 693,225
Truist Financial Corp. ................. 24,302 1,425,312
Wells Fargo & Co. ................... 2,551 118,392
6,178,110
Beverages — 0.5%
Molson Coors Beverage Co., Class B
(h)
..... 16,302 756,087
PepsiCo, Inc. ...................... 13,143 1,976,838
2,732,925
Biotechnology — 1.5%
Amgen, Inc. ....................... 4,136 879,520
BioMarin Pharmaceutical, Inc.
(g)(h)
......... 45,913 3,548,616
Bridgebio Pharma, Inc.
(g)
............... 789 36,981
Gilead Sciences, Inc. ................. 23,988 1,675,562
Moderna , Inc.
(g)
..................... 2,283 878,635
Vertex Pharmaceuticals, Inc.
(g)
........... 6,194 1,123,530
8,142,844
Building Products — 0.8%
Allegion plc ........................ 6,969 921,162
Lennox International, Inc. .............. 1,022 300,642
Trane Technologies plc ................ 16,008 2,763,781
3,985,585
Capital Markets — 1.2%
Bank of New York Mellon Corp. (The) ...... 17,356 899,735
CME Group, Inc. .................... 12,571 2,430,980
Morgan Stanley ..................... 23,232 2,260,706
Stifel Financial Corp. ................. 10,655 724,114
6,315,535

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Chemicals — 0.5%
Amyris , Inc.
(g)
...................... 5,009 $ 68,773
Ecolab, Inc. ....................... 2,182 455,209
Sherwin-Williams Co. (The) ............. 6,882 1,925,102
2,449,084
Commercial Services & Supplies — 0.4%
Copart , Inc.
(g)
...................... 7,979 1,106,847
IAA, Inc.
(g)
......................... 20,661 1,127,471
Waste Connections, Inc. ............... 583 73,417
2,307,735
Communications Equipment — 0.1%
Juniper Networks, Inc. ................ 12,007 330,433
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 556 189,974
Vulcan Materials Co. ................. 3,161 534,715
724,689
Consumer Finance — 1.3%
Ally Financial, Inc. ................... 57,730 2,947,116
American Express Co. ................ 24,747 4,145,865
7,092,981
Containers & Packaging — 0.0%
Avery Dennison Corp. ................. 448 92,830
Distributors — 0.0%
Genuine Parts Co. ................... 1,710 207,303
Diversified Consumer Services — 0.2%
Service Corp. International ............. 15,532 935,958
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B
(g)
....... 2,936 801,352
Voya Financial, Inc. .................. 44,540 2,734,311
3,535,663
Electric Utilities — 0.7%
Eversource Energy .................. 634 51,836
NextEra Energy, Inc. ................. 8,762 687,992
OGE Energy Corp. ................... 76,578 2,524,011
Pinnacle West Capital Corp. ............ 1,556 112,592
Portland General Electric Co. ............ 1,604 75,372
Southern Co. (The)
(h)
................. 4,414 273,536
3,725,339
Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd.
(g)
......................... 14,603 258,181
Energy Equipment & Services — 0.3%
Schlumberger NV ................... 47,979 1,422,098
Entertainment — 1.2%
Live Nation Entertainment, Inc.
(g)
......... 9,599 874,757
Roku, Inc.
(g)
........................ 5,558 1,741,599
Spotify Technology SA
(g)
............... 3,792 854,489
Walt Disney Co. (The)
(g)
............... 7,415 1,254,395
Warner Music Group Corp., Class A ....... 1,005 42,954
Zynga, Inc., Class A
(g)
................. 183,856 1,384,436
6,152,630
Equity Real Estate Investment Trusts (REITs) — 1.4%
Equinix , Inc. ....................... 750 592,598
Life Storage, Inc. .................... 16,142 1,852,133
Prologis, Inc. ....................... 33,324 4,179,829
VICI Properties, Inc.
(h)
................. 34,589 982,673
7,607,233
Security
Shares
Shares Value
Food & Staples Retailing — 1.0%
Costco Wholesale Corp. ............... 11,354 $ 5,101,920
Food Products — 0.5%
Conagra Brands, Inc.
(h)
................ 34,325 1,162,588
Kellogg Co. ........................ 9,766 624,242
McCormick & Co., Inc. (Non-Voting)
(h)
...... 8,758 709,661
2,496,491
Gas Utilities — 0.1%
UGI Corp. ......................... 13,466 573,921
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(g)
................ 3,047 2,027,565
Danaher Corp. ..................... 7,786 2,370,370
DexCom , Inc.
(g)
..................... 2,184 1,194,342
Envista Holdings Corp.
(g)
............... 1,823 76,220
Hologic , Inc.
(g)
...................... 2,559 188,880
IDEXX Laboratories, Inc.
(g)
.............. 6,093 3,789,237
Stryker Corp. ...................... 5,206 1,372,926
11,019,540
Health Care Providers & Services — 1.0%
Anthem, Inc. ....................... 3,892 1,450,938
Cigna Corp. ....................... 1,331 266,413
McKesson Corp. .................... 8,720 1,738,594
UnitedHealth Group, Inc. ............... 5,341 2,086,942
5,542,887
Health Care Technology — 0.3%
Cerner Corp. ....................... 20,286 1,430,569
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.
(g)
............... 997 2,366,748
Domino's Pizza, Inc. .................. 1,964 936,750
McDonald's Corp. ................... 2,382 574,324
Shake Shack, Inc., Class A
(g)
............ 5,642 442,671
Wynn Resorts Ltd.
(g)
.................. 19,547 1,656,608
5,977,101
Household Durables — 0.3%
DR Horton, Inc. ..................... 7,512 630,782
Meritage Homes Corp.
(g)
............... 891 86,427
Whirlpool Corp.
(h)
.................... 3,323 677,427
1,394,636
Household Products — 0.8%
Colgate-Palmolive Co. ................ 37,432 2,829,110
Procter & Gamble Co. (The) ............ 10,471 1,463,846
4,292,956
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ............ 13,766 2,922,247
Roper Technologies, Inc. ............... 1,346 600,491
3,522,738
Insurance — 2.4%
Athene Holding Ltd., Class A
(g)
........... 882 60,743
Cincinnati Financial Corp. .............. 1,090 124,500
Everest Re Group Ltd. ................ 4,514 1,132,021
Marsh & McLennan Cos., Inc. ........... 27,198 4,118,593
MetLife, Inc. ....................... 60,322 3,723,677
Progressive Corp. (The) ............... 2,281 206,180
Travelers Cos., Inc. (The) .............. 9,954 1,513,107
Willis Towers Watson plc ............... 7,610 1,769,021
12,647,842
Interactive Media & Services — 3.7%
(g)
Alphabet, Inc., Class A ................ 3,481 9,306,523
Alphabet, Inc., Class C ................ 2,098 5,591,820

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Interactive Media & Services (continued)
Facebook, Inc., Class A ............... 13,068 $ 4,435,149
Snap, Inc., Class A ................... 832 61,460
Twitter, Inc. ........................ 5,016 302,916
19,697,868
Internet & Direct Marketing Retail — 1.7%
(g)
Amazon.com, Inc. ................... 2,518 8,271,731
Etsy, Inc. ......................... 2,296 477,476
Stitch Fix, Inc., Class A
(h)
............... 5,319 212,494
Wayfair, Inc., Class A ................. 1,024 261,642
9,223,343
IT Services — 3.4%
Accenture plc, Class A ................ 3,124 999,430
Automatic Data Processing, Inc. .......... 7,414 1,482,207
Fidelity National Information Services, Inc. ... 26,433 3,216,367
Mastercard , Inc., Class A ............... 7,010 2,437,237
Okta , Inc., Class A
(g)
.................. 4,453 1,056,875
PayPal Holdings, Inc.
(g)
................ 7,871 2,048,113
Toast, Inc., Class A
(g)
................. 2,321 115,934
Twilio , Inc., Class A
(g)
................. 2,545 811,982
Visa, Inc., Class A ................... 26,861 5,983,288
18,151,433
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. .............. 11,895 1,873,819
Bruker Corp. ....................... 9,070 708,367
PPD, Inc.
(g)
........................ 6,893 322,524
Syneos Health, Inc.
(g)
................. 4,137 361,905
3,266,615
Machinery — 1.0%
Caterpillar, Inc. ..................... 1,929 370,310
Deere & Co. ....................... 3,366 1,127,846
Otis Worldwide Corp. ................. 40,308 3,316,542
Stanley Black & Decker, Inc. ............ 1,775 311,175
5,125,873
Media — 0.6%
Comcast Corp., Class A ............... 13,505 755,335
Discovery, Inc., Class A
(g)(h)
............. 22,565 572,699
Discovery, Inc., Class C
(g)
.............. 2,610 63,345
Fox Corp., Class A ................... 16,899 677,819
Liberty Media Corp.-Liberty SiriusXM , Class A
(g)
668 31,509
Sirius XM Holdings, Inc.
(h)
.............. 156,712 955,943
TEGNA, Inc. ....................... 2,430 47,920
3,104,570
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. .......... 7,239 1,030,978
Multiline Retail — 0.8%
Dollar General Corp. ................. 376 79,765
Kohl's Corp. ....................... 1,695 79,817
Target Corp. ....................... 17,505 4,004,619
4,164,201
Multi-Utilities — 1.1%
Consolidated Edison, Inc. .............. 40,114 2,911,875
DTE Energy Co. .................... 18,822 2,102,606
NiSource, Inc. ...................... 42,326 1,025,559
6,040,040
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp. ............... 21,662 225,718
Chevron Corp. ...................... 4,615 468,192
EOG Resources, Inc. ................. 37,795 3,033,805
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 ......................... 30,317 $ 2,123,099
5,850,814
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A ..... 1,569 470,590
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co. ............... 35,417 2,095,624
Johnson & Johnson .................. 41,051 6,629,737
Pfizer, Inc. ........................ 20,516 882,393
Zoetis, Inc. ........................ 3,329 646,292
10,254,046
Professional Services — 0.5%
Equifax, Inc. ....................... 10,151 2,572,466
IHS Markit Ltd. ..................... 2,790 325,370
2,897,836
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A
(g)
............ 803 78,180
Road & Rail — 0.9%
Landstar System, Inc. ................. 7,543 1,190,436
Ryder System, Inc. ................... 30,337 2,509,173
Schneider National, Inc., Class B ......... 28,345 644,566
XPO Logistics, Inc.
(g)(h)
................ 2,371 188,684
4,532,859
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.
(g)
.......... 10,400 1,070,160
Analog Devices, Inc. .................. 302 50,579
Applied Materials, Inc. ................ 10,019 1,289,746
Intel Corp. ........................ 59,303 3,159,664
Lam Research Corp. ................. 500 284,575
NVIDIA Corp. ...................... 19,974 4,137,814
QUALCOMM, Inc. ................... 7,826 1,009,397
Silicon Laboratories, Inc.
(g)
.............. 5,204 729,393
Synaptics , Inc.
(g)
.................... 1,772 318,481
Xilinx, Inc. ......................... 1,735 261,968
12,311,777
Software — 6.5%
ACI Worldwide, Inc.
(g)
................. 1,534 47,140
Adobe, Inc.
(g)
....................... 9,083 5,229,265
Cadence Design Systems, Inc.
(g)
......... 4,569 691,929
HubSpot , Inc.
(g)
..................... 2,298 1,553,655
Intuit, Inc. ......................... 8,097 4,368,412
Manhattan Associates, Inc.
(g)
............ 1,444 220,975
Microsoft Corp.
(h)
.................... 44,772 12,622,122
PagerDuty , Inc.
(g)
.................... 16,414 679,868
Paycom Software, Inc.
(g)
............... 238 117,989
salesforce.com, Inc.
(g)
................. 1,214 329,261
ServiceNow , Inc.
(g)(h)
.................. 4,945 3,077,125
Splunk , Inc.
(g)
...................... 2,291 331,531
VMware, Inc., Class A
(g)(h)
.............. 13,837 2,057,562
Workday, Inc., Class A
(g)
............... 12,215 3,052,406
Zendesk , Inc.
(g)
..................... 1,071 124,654
34,503,894
Specialty Retail — 1.2%
Advance Auto Parts, Inc. ............... 2,028 423,629
American Eagle Outfitters, Inc. ........... 39,271 1,013,192
Home Depot, Inc. (The) ............... 6,819 2,238,405
National Vision Holdings, Inc.
(g)
.......... 11,569 656,772
Penske Automotive Group, Inc. .......... 2,138 215,083
TJX Cos., Inc. (The) .................. 15,726 1,037,601
Tractor Supply Co. ................... 2,454 497,205
6,081,887

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc. ........................ 115,468 $ 16,338,722
Dell Technologies, Inc., Class C
(g)
......... 10,007 1,041,128
Hewlett Packard Enterprise Co. .......... 203,005 2,892,821
NetApp, Inc. ....................... 17,264 1,549,617
21,822,288
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A ............. 35,836 878,340
Lululemon Athletica , Inc.
(g)
.............. 2,842 1,150,157
Ralph Lauren Corp. .................. 2,860 317,575
Skechers USA, Inc., Class A
(g)
........... 3,849 162,120
2,508,192
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd. ................... 5,127 225,639
New York Community Bancorp, Inc. ....... 89,070 1,146,331
Radian Group, Inc. ................... 13,844 314,536
1,686,506
Tobacco — 0.0%
British American Tobacco plc, ADR
(d)
....... 1 35
Trading Companies & Distributors — 0.1%
SiteOne Landscape Supply, Inc.
(g)
......... 3,361 670,419
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(g)
........... 16,263 518,627
Total Common Stocks — 58.1%
(Cost: $265,228,712) .............................. 307,434,892
Par (000)
Par (000)
Corporate Bonds — 12.3%
Aerospace & Defense — 0.7%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
(d)
.......................... USD 24 26,180
BAE Systems plc, 3.40%, 04/15/30
(b)(d)
..... 200 215,881
Boeing Co. (The):
4.88%, 05/01/25 .................. 80 89,033
5.81%, 05/01/50 .................. 60 79,978
5.93%, 05/01/60 .................. 66 90,161
Embraer Netherlands Finance BV
(d)
:
5.05%, 06/15/25 .................. 17 17,890
5.40%, 02/01/27 .................. 9 9,591
Embraer Overseas Ltd., 5.70%, 09/16/23
(d)(i)
. 14 14,856
General Dynamics Corp.:
1.15%, 06/01/26 .................. 19 19,097
3.63%, 04/01/30 .................. 149 166,902
Huntington Ingalls Industries, Inc.:
3.84%, 05/01/25 .................. 49 53,070
2.04%, 08/16/28
(b)
................. 25 24,662
4.20%, 05/01/30 .................. 76 85,783
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 55 60,820
4.40%, 06/15/28 .................. 220 251,043
2.90%, 12/15/29 .................. 90 94,108
1.80%, 01/15/31 .................. 106 102,289
Leidos, Inc., 4.38%, 05/15/30 .......... 154 173,960
Lockheed Martin Corp.:
4.07%, 12/15/42 .................. 112 134,171
3.80%, 03/01/45 .................. 58 67,277
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 189 204,479
4.03%, 10/15/47 .................. 36 42,146
5.25%, 05/01/50 .................. 79 110,784
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. USD 35 $ 37,157
3.50%, 03/15/27 .................. 455 499,783
7.20%, 08/15/27 .................. 20 26,050
7.00%, 11/01/28 .................. 89 116,052
4.13%, 11/16/28 .................. 133 151,379
2.25%, 07/01/30 .................. 60 60,586
4.50%, 06/01/42 .................. 5 6,128
4.20%, 12/15/44 .................. 20 23,150
2.82%, 09/01/51 .................. 5 4,739
Textron, Inc.:
3.65%, 03/15/27 .................. 35 38,375
3.90%, 09/17/29 .................. 87 96,416
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. 88 93,830
6.25%, 03/15/26 .................. 217 226,222
3,514,028
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.25%, 05/15/30 .................. 105 120,520
2.40%, 05/15/31 .................. 169 170,462
3.90%, 02/01/35 .................. 27 30,490
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 70 77,806
6.20%, 01/15/38 .................. 15 21,798
421,076
Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)(d)
........ 17 17,270
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 75 74,184
Series 2016-1, Class B, 5.25%, 01/15/24 . 44 43,591
Series 2017-1, Class B, 4.95%, 02/15/25 . 17 17,016
Series 2015-2, Class AA, 3.60%, 09/22/27 13 13,018
Series 2016-1, Class AA, 3.58%, 01/15/28 30 31,084
Series 2019-1, Class B, 3.85%, 02/15/28 . 64 61,341
Series 2016-2, Class AA, 3.20%, 06/15/28 28 28,515
Series 2016-3, Class AA, 3.00%, 10/15/28 44 43,691
Series 2017-1, Class AA, 3.65%, 02/15/29 20 20,967
Series 2019-1, Class AA, 3.15%, 02/15/32 64 64,942
Avianca Holdings SA, 9.00%, 03/31/22
(d)
.... 29 28,644
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 134 141,429
Gol Finance SA, 7.00%, 01/31/25
(b)(d)
...... 37 35,053
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)(d)
.... 40 37,624
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 8 7,907
Series 2014-2, Class B, 4.63%, 09/03/22 . 5 4,989
Series 2016-2, Class B, 3.65%, 10/07/25 . 4 3,921
Series 2020-1, Class B, 4.88%, 01/15/26 . 37 39,573
Series 2020-1, Class A, 5.88%, 10/15/27 . 209 233,524
Series 2015-1, Class AA, 3.45%, 12/01/27 12 12,786
Series 2019-2, Class B, 3.50%, 05/01/28 . 39 38,760
Series 2016-1, Class AA, 3.10%, 07/07/28 4 4,111
Series 2016-2, Class AA, 2.88%, 10/07/28 24 23,949
Series 2018-1, Class AA, 3.50%, 03/01/30 9 9,055
Series 2019-2, Class AA, 2.70%, 05/01/32 40 40,808
1,077,752
Auto Components — 0.0%
Magna International, Inc., 2.45%, 06/15/30
(d)
. 40 40,622

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
BMW US Capital LLC
(b)(d)
:
2.55%, 04/01/31 .................. USD 85 $ 87,703
1.95%, 08/12/31 .................. 70 68,400
Daimler Finance North America LLC, 2.55%,
08/15/22
(b)(d)
.................... 210 214,093
General Motors Co., 6.13%, 10/01/25 ..... 49 57,413
Hyundai Capital America, 3.95%, 02/01/22
(b)
. 94 95,059
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)(d)
.. 400 449,880
972,548
Banks — 1.8%
Banco Santander SA, 2.71%, 06/27/24
(d)
.... 200 210,357
Bank of America Corp.:
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 31 31,948
4.20%, 08/26/24 .................. 65 71,099
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 50 50,173
4.00%, 01/22/25 .................. 91 98,887
Series L, 3.95%, 04/21/25 ........... 79 86,091
7.25%, 10/15/25 .................. 75 91,045
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 537 560,913
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 68 72,653
4.45%, 03/03/26 .................. 21 23,514
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 186 185,955
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 131 130,016
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 390 391,605
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 148 163,325
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 89 97,808
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 39 42,755
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 197 213,516
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 119 132,347
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
.... 255 254,591
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 145 164,424
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 107 119,789
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 97 103,213
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 58 60,551
(SOFR + 1.53%), 1.90%, 07/23/31
(a)
.... 55 53,035
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
.... 125 123,215
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 133 128,401
(SOFR + 1.58%), 3.31%, 04/22/42
(a)
.... 68 71,351
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.20%),
2.67%, 03/10/32
(a)(d)
............... 200 200,757
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)(d)(i)
......... 200 219,350
Citigroup, Inc.:
4.40%, 06/10/25 .................. 94 103,971
(SOFR + 0.77%), 1.46%, 06/09/27
(a)
.... 25 24,853
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 391 429,788
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 121 135,603
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 243 255,487
Citizens Financial Group, Inc., 3.25%, 04/30/30 41 43,915
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S
(d)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. USD 200 $ 200,952
5.38%, 01/12/24
( i )
................. 200 219,500
1.55%, 09/10/27
(b)
................. 228 226,211
Grupo Aval Ltd., 4.38%, 02/04/30
(b)(d)
...... 200 196,725
HSBC Holdings plc
(a)(d)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 200 227,073
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(j)
...................... 200 202,750
JPMorgan Chase & Co.:
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... 100 100,250
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 274 293,476
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 227 232,513
2.95%, 10/01/26 .................. 106 113,604
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 120 132,431
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 127 139,942
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 431 470,754
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 6 6,126
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 13 14,974
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 85 88,250
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 115 138,660
(LIBOR USD 3 Month + 1.38%), 3.96%,
11/15/48
(a)
.................... 24 27,820
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49
(a)
.................... 26 29,848
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 5 5,238
Mitsubishi UFJ Financial Group, Inc., 1.41%,
07/17/25
(d)
..................... 200 201,157
Mizuho Financial Group, Inc., (SOFR + 1.53%),
1.98%, 09/08/31
(a)(d)
............... 202 194,992
Santander UK Group Holdings plc, (SOFR +
0.79%), 1.09%, 03/15/25
(a)(d)
.......... 237 237,416
Sumitomo Mitsui Financial Group, Inc., 3.78%,
03/09/26
(d)
..................... 116 127,955
Washington Mutual Escrow Bonds
(c)(g)(k)
:
0.00%, 11/06/09 .................. 100 —
0.00%, 09/29/17 .................. 400 —
Wells Fargo & Co.:
3.00%, 04/22/26 .................. 18 19,312
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 158 172,989
(SOFR + 1.43%), 2.88%, 10/30/30
(a)
.... 71 74,150
(SOFR + 4.03%), 4.48%, 04/04/31
(a)
.... 63 73,350
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... 248 254,843
9,569,562
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36
(d)
331 399,994
Anheuser-Busch InBev Worldwide, Inc.
(d)
:
4.00%, 04/13/28 .................. 343 387,099
3.50%, 06/01/30 .................. 396 433,720
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 100 97,193
2.75%, 06/01/60 .................. 21 20,262
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 103 110,927

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Beverages (continued)
PepsiCo, Inc., 3.45%, 10/06/46 ......... USD 25 $ 27,667
1,476,862
Biotechnology — 0.3%
AbbVie, Inc.:
2.60%, 11/21/24 .................. 277 291,191
3.80%, 03/15/25 .................. 74 80,353
3.20%, 05/14/26 .................. 305 329,064
4.55%, 03/15/35 .................. 52 62,317
4.50%, 05/14/35 .................. 161 192,453
4.40%, 11/06/42 .................. 21 25,086
4.85%, 06/15/44 .................. 7 8,807
4.88%, 11/14/48 .................. 25 32,070
4.25%, 11/21/49 .................. 88 104,232
Amgen, Inc.:
2.45%, 02/21/30 .................. 87 88,852
4.40%, 05/01/45 .................. 133 159,092
Biogen, Inc.:
2.25%, 05/01/30 .................. 108 107,420
3.15%, 05/01/50 .................. 58 55,282
Gilead Sciences, Inc.:
4.75%, 03/01/46 .................. 145 182,335
4.15%, 03/01/47 .................. 37 43,292
1,761,846
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 ..... 132 136,752
Masonite International Corp., 5.38%, 02/01/28
(b)
15 15,795
Owens Corning, 3.88%, 06/01/30 ........ 12 13,230
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. 15 15,469
4.75%, 01/15/28 .................. 7 7,262
188,508
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The), (LIBOR
USD 3 Month + 1.07%), 3.44%, 02/07/28
(a)
. 66 72,609
Charles Schwab Corp. (The), 3.20%, 03/02/27 24 26,162
Credit Suisse AG, 1.25%, 08/07/26
(d)
...... 308 303,625
Deutsche Bank AG
(d)
:
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 269 270,858
1.69%, 03/19/26 .................. 300 301,705
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 62 68,821
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 271 290,276
3.50%, 04/01/25 .................. 916 984,795
3.75%, 05/22/25 .................. 159 172,303
3.50%, 11/16/26 .................. 27 29,177
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 175 174,519
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 206 226,751
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 128 126,735
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 50 55,783
2.10%, 06/15/30 .................. 113 111,748
Moody's Corp., 3.25%, 01/15/28 ......... 69 74,937
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 57 59,726
3.13%, 07/27/26 .................. 4 4,305
3.63%, 01/20/27 .................. 281 309,757
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 201 201,598
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 81 80,615
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 35 38,382
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 407 450,352
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... USD 357 $ 412,218
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 355 366,038
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 15 15,692
Northern Trust Corp., 3.15%, 05/03/29 ..... 30 32,741
State Street Corp., 2.40%, 01/24/30 ...... 38 39,428
UBS Group AG
(a)(b)(d)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(j)
200 218,192
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27 ................ 215 212,510
XP, Inc., 3.25%, 07/01/26
(b)(d)
........... 200 194,500
5,926,858
Chemicals — 0.2%
Dow Chemical Co. (The), 2.10%, 11/15/30 .. 39 38,639
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 148 166,414
Ecolab, Inc., 2.75%, 08/18/55
(b)
......... 111 106,653
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 67 76,310
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)(d)
. 200 220,287
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. 115 115,138
2.30%, 05/15/30 .................. 98 98,922
Westlake Chemical Corp., 3.38%, 08/15/61 .. 52 48,906
871,269
Commercial Services & Supplies — 0.1%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 31 31,853
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 16 16,600
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
29 29,326
RELX Capital, Inc.
(d)
:
3.50%, 03/16/23 .................. 115 119,825
4.00%, 03/18/29 .................. 108 121,538
3.00%, 05/22/30 .................. 143 151,809
Republic Services, Inc.:
2.90%, 07/01/26 .................. 42 44,700
3.95%, 05/15/28 .................. 47 53,022
2.30%, 03/01/30 .................. 20 20,252
Waste Management, Inc.:
1.15%, 03/15/28 .................. 23 22,147
2.00%, 06/01/29 .................. 19 19,082
2.95%, 06/01/41 .................. 24 24,563
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 16 16,160
670,877
Communications Equipment — 0.1%
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 162 188,135
2.75%, 05/24/31 .................. 130 132,667
5.50%, 09/01/44 .................. 65 84,692
405,494
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47
(d)(i)
. 200 203,250
Consumer Finance — 0.2%
AerCap Ireland Capital DAC, 4.45%, 04/03/26
(d)
150 163,386
Capital One Financial Corp., 3.90%, 01/29/24 43 46,027
General Motors Financial Co., Inc.:
3.55%, 07/08/22 .................. 163 166,880
3.70%, 05/09/23 .................. 16 16,694
1.70%, 08/18/23 .................. 69 70,304
5.10%, 01/17/24 .................. 34 37,117
3.50%, 11/07/24 .................. 21 22,475
2.75%, 06/20/25 .................. 166 173,553
2.70%, 06/10/31 .................. 11 10,966

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp.:
7.25%, 09/25/23 .................. USD 16 $ 17,448
5.88%, 10/25/24 .................. 16 17,080
6.75%, 06/25/25 .................. 16 17,480
6.75%, 06/15/26 .................. 16 17,658
Synchrony Financial:
4.50%, 07/23/25 .................. 2 2,209
3.70%, 08/04/26 .................. 22 23,872
803,149
Containers & Packaging — 0.0%
Ball Corp., 4.88%, 03/15/26 ........... 7 7,717
International Paper Co., 6.00%, 11/15/41 ... 41 57,322
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 21 22,208
Packaging Corp. of America, 3.05%, 10/01/51 19 18,735
105,982
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
............. 24 24,510
Diversified Financial Services — 0.1%
Banco Votorantim SA, 4.00%, 09/24/22
(b)(d)
.. 200 204,913
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 240,010
Shell International Finance BV
(d)
:
2.38%, 11/07/29 .................. 95 98,684
2.75%, 04/06/30 .................. 37 39,284
4.38%, 05/11/45 .................. 16 19,641
602,532
Diversified Telecommunication Services — 0.5%
AT&T, Inc.:
4.35%, 03/01/29 .................. 173 198,365
4.30%, 02/15/30 .................. 147 168,694
2.75%, 06/01/31 .................. 110 112,948
2.55%, 12/01/33 .................. 82 80,673
5.38%, 10/15/41 .................. 34 41,743
5.15%, 03/15/42 .................. 16 19,828
4.90%, 06/15/42
(e)
................. 20 24,045
4.50%, 03/09/48 .................. 118 135,947
3.50%, 09/15/53 .................. 60 59,383
5.70%, 03/01/57 .................. 47 65,247
3.80%, 12/01/57 .................. 95 97,048
3.65%, 09/15/59 .................. 102 101,686
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 .................. 76 79,140
5.00%, 02/01/28 .................. 81 84,556
5.38%, 06/01/29 .................. 36 38,880
4.75%, 03/01/30 .................. 40 41,819
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
... 6 6,173
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(d)(l)
.................... 13 12,171
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 96 108,949
2.10%, 03/22/28 .................. 53 53,800
4.33%, 09/21/28 .................. 115 132,196
3.15%, 03/22/30 .................. 53 56,681
1.50%, 09/18/30 .................. 209 197,790
1.68%, 10/30/30 .................. 86 81,780
1.75%, 01/20/31 .................. 167 158,732
2.55%, 03/21/31 .................. 27 27,332
4.27%, 01/15/36 .................. 28 32,892
2.65%, 11/20/40 .................. 347 326,031
2.85%, 09/03/41 .................. 50 48,799
4.86%, 08/21/46 .................. 45 57,307
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.70%, 03/22/61 .................. USD 105 $ 110,872
2,761,507
Electric Utilities — 0.9%
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 81 90,206
Series H, 3.45%, 01/15/50 ........... 26 26,834
3.45%, 05/15/51 .................. 59 60,948
AEP Transmission Co. LLC:
3.15%, 09/15/49 .................. 67 69,180
Series M, 3.65%, 04/01/50 ........... 88 98,273
Alabama Power Co.:
4.15%, 08/15/44 .................. 10 11,722
3.45%, 10/01/49 .................. 32 34,544
3.13%, 07/15/51 .................. 40 41,000
Baltimore Gas & Electric Co.:
2.25%, 06/15/31 .................. 18 18,075
3.50%, 08/15/46 .................. 50 54,229
3.75%, 08/15/47 .................. 30 33,930
3.20%, 09/15/49 .................. 51 53,070
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 30 30,589
3.95%, 03/01/48 .................. 20 23,809
Series AF, 3.35%, 04/01/51 .......... 38 41,370
Commonwealth Edison Co., Series 130, 3.13%,
03/15/51 ...................... 64 65,956
DTE Electric Co.:
Series A, 4.05%, 05/15/48 ........... 75 89,181
3.95%, 03/01/49 .................. 25 29,518
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 12 13,638
2.45%, 02/01/30 .................. 12 12,291
2.55%, 04/15/31 .................. 35 36,251
3.88%, 03/15/46 .................. 25 28,216
3.95%, 03/15/48 .................. 66 76,359
Duke Energy Corp., 4.80%, 12/15/45 ...... 5 6,198
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 15 16,750
2.50%, 12/01/29 .................. 309 319,593
3.40%, 10/01/46 .................. 25 26,696
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 38 41,699
Duke Energy Progress LLC:
3.45%, 03/15/29 .................. 70 77,387
2.90%, 08/15/51 .................. 110 107,782
Edison International, 3.13%, 11/15/22 ..... 1 1,025
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 22 23,217
Entergy Louisiana LLC:
2.35%, 06/15/32 .................. 15 15,032
4.20%, 09/01/48 .................. 59 70,708
Exelon Corp.:
5.10%, 06/15/45 .................. 10 13,119
4.70%, 04/15/50 .................. 32 40,437
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(e)
.......... 42 46,081
2.65%, 03/01/30 .................. 77 76,615
Series B, 2.25%, 09/01/30 ........... 11 10,615
Series C, 5.35%, 07/15/47
(e)
.......... 34 41,459
Series C, 3.40%, 03/01/50 ........... 38 36,532
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 175 190,297
4.55%, 04/01/49 .................. 155 181,411
Florida Power & Light Co.:
4.05%, 10/01/44 .................. 17 20,390
3.95%, 03/01/48 .................. 93 112,286
3.15%, 10/01/49 .................. 99 104,827
Genneia SA, 8.75%, 09/02/27
(b)(d)
........ 19 18,346

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. USD 121 $ 135,397
4.25%, 07/15/49 .................. 58 71,676
3.15%, 04/15/50 .................. 30 31,400
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 14 15,684
NextEra Energy Capital Holdings, Inc., 1.90%,
06/15/28 ...................... 27 27,017
Northern States Power Co.:
2.25%, 04/01/31 .................. 40 40,691
2.90%, 03/01/50 .................. 50 50,224
2.60%, 06/01/51 .................. 24 22,757
NRG Energy, Inc.:
2.45%, 12/02/27
(b)
................. 104 105,536
5.75%, 01/15/28 .................. 22 23,402
4.45%, 06/15/29
(b)
................. 66 73,022
5.25%, 06/15/29
(b)
................. 21 22,339
Ohio Power Co.:
Series Q, 1.63%, 01/15/31 ........... 35 33,414
4.00%, 06/01/49 .................. 29 33,783
Series R, 2.90%, 10/01/51 ........... 48 46,381
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 32 36,176
5.30%, 06/01/42 .................. 6 8,180
3.80%, 06/01/49 .................. 98 114,600
PECO Energy Co.:
3.90%, 03/01/48 .................. 18 20,829
3.05%, 03/15/51 .................. 61 62,073
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 80 89,445
2.05%, 08/01/50 .................. 31 26,645
Southern California Edison Co.:
1.85%, 02/01/22 .................. 6 6,090
Series E, 3.70%, 08/01/25 ........... 26 28,269
Series 20C, 1.20%, 02/01/26 ......... 60 59,466
Series A, 4.20%, 03/01/29 ........... 33 36,975
2.25%, 06/01/30 .................. 103 101,110
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 78 81,730
Tampa Electric Co.:
4.30%, 06/15/48 .................. 19 23,089
4.45%, 06/15/49 .................. 44 54,354
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 190 204,128
Virginia Electric & Power Co.:
Series A, 3.50%, 03/15/27 ........... 25 27,592
Series B, 6.00%, 01/15/36 ........... 14 19,118
Series A, 6.00%, 05/15/37 ........... 28 38,736
4.00%, 01/15/43 .................. 52 59,614
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 .................. 27 27,741
3.70%, 01/30/27 .................. 40 42,184
5.63%, 02/15/27 .................. 35 36,227
5.00%, 07/31/27 .................. 35 36,137
4.30%, 07/15/29 .................. 128 136,417
4,747,339
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 22 26,388
Tyco Electronics Group SA, 3.45%, 08/01/24 . 15 15,961
42,349
Energy Equipment & Services — 0.0%
Odebrecht Offshore Drilling Finance Ltd.,
1.10%, (1.10% Cash or 7.72% PIK),
12/01/26
(b)(d)(l)
................... —
(f)
104
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. USD 67 $ 62,095
2.50%, 09/15/50 .................. 68 58,879
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 33 39,795
Netflix, Inc.:
4.88%, 04/15/28 .................. 10 11,525
6.38%, 05/15/29 .................. 7 8,855
5.38%, 11/15/29
(b)
................. 7 8,479
4.88%, 06/15/30
(b)
................. 7 8,242
Walt Disney Co. (The), 4.70%, 03/23/50 .... 127 166,514
364,384
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
5.00%, 02/15/24 .................. 15 16,480
2.40%, 03/15/25 .................. 196 203,790
1.60%, 04/15/26 .................. 26 26,106
3.95%, 03/15/29 .................. 38 42,246
3.80%, 08/15/29 .................. 47 52,118
2.10%, 06/15/30 .................. 53 51,865
Crown Castle International Corp.:
3.70%, 06/15/26 .................. 50 54,576
1.05%, 07/15/26 .................. 28 27,403
3.10%, 11/15/29 .................. 171 179,655
3.30%, 07/01/30 .................. 61 65,010
2.25%, 01/15/31 .................. 28 27,363
5.20%, 02/15/49 .................. 18 23,145
Duke Realty LP:
1.75%, 07/01/30 .................. 23 22,061
1.75%, 02/01/31 .................. 117 111,483
Equinix , Inc.:
1.00%, 09/15/25 .................. 151 148,927
2.50%, 05/15/31 .................. 40 40,272
GLP Capital LP:
3.35%, 09/01/24 .................. 30 31,634
5.38%, 04/15/26 .................. 30 34,109
5.75%, 06/01/28 .................. 36 42,237
4.00%, 01/15/30 .................. 45 48,322
4.00%, 01/15/31 .................. 79 85,209
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 62 67,425
4.50%, 09/01/26 .................. 18 19,575
5.75%, 02/01/27 .................. 30 34,500
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 3 3,086
5.00%, 10/15/27 .................. 38 40,043
4.63%, 08/01/29 .................. 7 7,511
National Retail Properties, Inc.:
3.50%, 04/15/51 .................. 52 54,103
3.00%, 04/15/52 .................. 39 36,912
Prologis LP, 3.00%, 04/15/50 ........... 19 19,383
Realty Income Corp.:
3.00%, 01/15/27 .................. 5 5,354
3.25%, 01/15/31 .................. 40 43,406
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 26 26,909
Service Properties Trust, 4.35%, 10/01/24 ... 40 40,529
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 21 21,420
4.25%, 12/01/26 .................. 9 9,399
3.75%, 02/15/27 .................. 7 7,245
4.63%, 12/01/29 .................. 7 7,525
4.13%, 08/15/30 .................. 7 7,420
1,785,756

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
(b)
:
5.88%, 02/15/28 .................. USD 27 $ 28,755
4.88%, 02/15/30 .................. 7 7,543
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)(d)
.................... 125 137,654
Performance Food Group, Inc., 5.50%,
10/15/27
(b)
..................... 30 31,410
Walmart, Inc., 2.65%, 09/22/51 ......... 51 50,766
256,128
Food Products — 0.1%
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 15 15,607
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 27 29,207
6.50%, 04/15/29 .................. 40 44,700
5.50%, 01/15/30 .................. 9 10,010
Mondelez International, Inc., 2.75%, 04/13/30 72 75,336
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 49 52,099
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 38 39,491
5.63%, 01/15/28 .................. 29 30,467
5.50%, 12/15/29 .................. 22 23,320
320,237
Gas Utilities — 0.0%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 24 27,890
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 138 132,571
ONE Gas, Inc., 2.00%, 05/15/30 ......... 20 19,587
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 45 45,240
3.64%, 11/01/46 .................. 7 7,380
232,668
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., 2.65%, 06/01/30 ... 47 48,502
Mozart Debt Merger Sub, Inc., 3.88%,
04/01/29
(b)
..................... 110 110,000
158,502
Health Care Providers & Services — 0.4%
Aetna, Inc.:
6.63%, 06/15/36 .................. 22 31,786
4.50%, 05/15/42 .................. 22 26,289
Anthem, Inc.:
4.10%, 03/01/28 .................. 53 59,997
4.38%, 12/01/47 .................. 25 30,161
4.55%, 03/01/48 .................. 45 55,439
Centene Corp., 4.63%, 12/15/29 ......... 21 22,886
Cigna Corp.:
3.25%, 04/15/25 .................. 50 53,552
3.40%, 03/01/27 .................. 130 142,058
4.38%, 10/15/28 .................. 200 231,123
CVS Health Corp.:
3.75%, 04/01/30 .................. 180 199,972
5.13%, 07/20/45 .................. 140 180,422
5.05%, 03/25/48 .................. 50 64,360
Encompass Health Corp.:
4.50%, 02/01/28 .................. 16 16,520
4.75%, 02/01/30 .................. 16 16,828
HCA, Inc.:
4.75%, 05/01/23 .................. 70 74,377
5.00%, 03/15/24 .................. 208 228,276
5.25%, 04/15/25 .................. 324 367,271
5.63%, 09/01/28 .................. 10 11,897
5.88%, 02/01/29 .................. 7 8,412
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc.:
4.50%, 04/01/25 .................. USD 16 $ 17,768
4.88%, 04/01/30 .................. 57 67,688
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 17 17,877
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 .................. 17 17,383
4.88%, 01/01/26 .................. 57 58,990
6.25%, 02/01/27 .................. 86 89,225
5.13%, 11/01/27 .................. 10 10,425
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 113 124,759
4.75%, 07/15/45 .................. 30 39,319
4.20%, 01/15/47 .................. 24 29,354
4.25%, 06/15/48 .................. 18 22,135
4.45%, 12/15/48 .................. 21 26,630
3.25%, 05/15/51 .................. 18 19,034
2,362,213
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC, 3.88%, 01/15/28
(b)(d)
..... 7 7,069
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
12 12,150
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 47 47,639
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 18 18,698
5.38%, 04/15/27 .................. 28 28,770
5.25%, 07/15/29 .................. 28 28,700
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 36 37,350
4.75%, 01/15/28 .................. 18 18,833
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................. 23 26,518
3.25%, 02/15/30 .................. 26 26,889
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 7 7,509
Marriott International, Inc., Series FF, 4.63%,
06/15/30 ...................... 21 23,992
McDonald's Corp.:
3.60%, 07/01/30 .................. 88 97,874
4.88%, 12/09/45 .................. 108 137,317
MGM Resorts International:
5.75%, 06/15/25 .................. 4 4,360
4.63%, 09/01/26 .................. 3 3,146
5.50%, 04/15/27 .................. 4 4,340
Starbucks Corp., 2.25%, 03/12/30 ........ 153 154,236
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 16 16,227
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 65 66,300
5.25%, 05/15/27 .................. 31 31,309
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
27 27,203
826,429
Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)(d)
.................... 35 36,794
Century Communities, Inc., 6.75%, 06/01/27 . 16 17,080
DR Horton, Inc., 1.30%, 10/15/26 ........ 139 137,434
Mattamy Group Corp., 5.25%, 12/15/27
(b)(d)
.. 3 3,135
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 3 3,420
197,863
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)(d)
......... 13 12,271
Industrial Conglomerates — 0.0%
General Electric Co.:
6.88%, 01/10/39 .................. 12 17,884

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
4.50%, 03/11/44 .................. USD 2 $ 2,412
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 24,793
45,089
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b)(j)
....... 5 6,841
American International Group, Inc.:
3.40%, 06/30/30 .................. 86 93,842
4.50%, 07/16/44 .................. 81 98,893
4.38%, 01/15/55 .................. 20 24,526
Aon Corp.:
4.50%, 12/15/28 .................. 122 140,725
3.75%, 05/02/29 .................. 74 82,372
2.80%, 05/15/30 .................. 52 54,322
Aon plc, 4.25%, 12/12/42 ............. 9 10,337
Marsh & McLennan Cos., Inc.:
4.38%, 03/15/29 .................. 46 53,413
2.25%, 11/15/30 .................. 171 172,232
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 20 22,346
Willis North America, Inc., 3.60%, 05/15/24 .. 67 71,476
831,325
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
1.65%, 05/12/28 .................. 170 171,366
3.88%, 08/22/37 .................. 23 27,158
4.05%, 08/22/47 .................. 30 36,397
eBay, Inc., 1.40%, 05/10/26 ........... 127 127,408
362,329
IT Services — 0.2%
Fidelity National Information Services, Inc.:
1.15%, 03/01/26 .................. 109 108,051
1.65%, 03/01/28 .................. 58 57,264
3.10%, 03/01/41 .................. 20 20,257
Fiserv, Inc.:
3.50%, 07/01/29 .................. 216 235,212
2.65%, 06/01/30 .................. 41 41,953
Global Payments, Inc.:
4.80%, 04/01/26 .................. 145 164,253
3.20%, 08/15/29 .................. 115 121,566
International Business Machines Corp.:
3.30%, 05/15/26 .................. 150 163,491
3.50%, 05/15/29 .................. 100 110,511
1.95%, 05/15/30 .................. 137 135,307
5.88%, 11/29/32 .................. 22 29,517
4.00%, 06/20/42 .................. 2 2,308
Mastercard, Inc., 2.95%, 06/01/29 ........ 39 42,231
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 48 49,188
2.65%, 10/01/26 .................. 14 14,959
1,296,068
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 115 123,316
2.10%, 06/04/30 .................. 97 96,022
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 3 3,114
Thermo Fisher Scientific, Inc.:
4.50%, 03/25/30 .................. 164 194,060
2.80%, 10/15/41 .................. 27 26,931
443,443
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . 220 236,112
Deere & Co., 3.75%, 04/15/50 .......... 17 20,292
Security
Par (000)
Par (000) Value
Machinery (continued)
Otis Worldwide Corp., 2.57%, 02/15/30 .... USD 23 $ 23,612
280,016
Media — 0.4%
Charter Communications Operating LLC:
2.25%, 01/15/29 .................. 10 9,992
6.48%, 10/23/45 .................. 197 267,837
5.75%, 04/01/48 .................. 172 217,286
3.85%, 04/01/61 .................. 57 54,360
4.40%, 12/01/61 .................. 61 63,438
3.95%, 06/30/62 .................. 30 28,941
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 37 38,288
Comcast Corp.:
2.35%, 01/15/27 .................. 62 65,029
3.15%, 02/15/28 .................. 136 147,621
2.65%, 02/01/30 .................. 204 212,832
3.40%, 04/01/30 .................. 142 156,390
1.95%, 01/15/31 .................. 34 33,366
3.75%, 04/01/40 .................. 74 83,141
3.40%, 07/15/46 .................. 34 36,058
3.97%, 11/01/47 .................. 174 198,676
4.00%, 11/01/49 .................. 91 105,393
2.94%, 11/01/56
(b)
................. 26 24,559
Cox Communications, Inc.
(b)
:
3.15%, 08/15/24 .................. 82 86,812
3.60%, 06/15/51 .................. 72 75,505
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
17 11,220
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... 22 23,595
iHeartCommunications , Inc.:
6.38%, 05/01/26 .................. 22 23,363
5.25%, 08/15/27
(b)
................. 21 21,820
4.75%, 01/15/28
(b)
................. 3 3,092
Interpublic Group of Cos., Inc. (The):
4.20%, 04/15/24 .................. 15 16,192
2.40%, 03/01/31 .................. 32 32,121
Lamar Media Corp., 3.75%, 02/15/28 ...... 4 4,114
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 32 33,855
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 37 37,949
4.63%, 03/15/30 .................. 3 3,006
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 40 41,800
5.50%, 07/01/29 .................. 35 37,844
TEGNA, Inc.:
4.63%, 03/15/28 .................. 7 7,157
5.00%, 09/15/29 .................. 8 8,240
ViacomCBS , Inc.:
4.38%, 03/15/43 .................. 27 30,887
5.85%, 09/01/43 .................. 73 99,483
2,341,262
Metals & Mining — 0.1%
Anglo American Capital plc, 5.63%, 04/01/30
(b)(d)
200 239,906
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27
(b)(d)
.................... 4 4,230
Freeport-McMoRan, Inc., 5.25%, 09/01/29 .. 4 4,345
Glencore Funding LLC
(b)(d)
:
1.63%, 04/27/26 .................. 112 111,467
2.50%, 09/01/30 .................. 67 65,591
2.85%, 04/27/31 .................. 71 71,424
2.63%, 09/23/31 .................. 72 70,510
3.38%, 09/23/51 .................. 36 34,206
Newmont Corp., 2.25%, 10/01/30 ........ 50 49,737
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 35 36,926

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vale Overseas Ltd., 3.75%, 07/08/30
(d)
..... USD 25 $ 25,805
714,147
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 50 55,940
3.25%, 03/15/50 .................. 58 61,621
Consumers Energy Co.:
3.75%, 02/15/50 .................. 130 149,826
3.10%, 08/15/50 .................. 20 20,663
3.50%, 08/01/51 .................. 35 38,606
326,656
Oil, Gas & Consumable Fuels — 1.0%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 15 17,174
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 55 58,887
3.19%, 04/06/25 .................. 23 24,620
3.00%, 03/17/52 .................. 50 47,809
3.38%, 02/08/61 .................. 30 29,855
Buckeye Partners LP, 3.95%, 12/01/26 ..... 4 4,080
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 80 85,448
3.40%, 01/15/38 .................. 100 105,096
Cenovus Energy, Inc., 3.75%, 02/15/52
(d)
... 8 7,774
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 76 85,852
5.13%, 06/30/27 .................. 174 201,162
Cheniere Energy Partners LP:
4.50%, 10/01/29 .................. 10 10,631
3.25%, 01/31/32
(b)
................. 13 13,043
Chevron USA, Inc.:
5.25%, 11/15/43 .................. 67 90,348
2.34%, 08/12/50 .................. 20 18,024
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 34 34,255
CrownRock LP, 5.63%, 10/15/25
(b)
....... 16 16,375
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 7 7,735
5.13%, 05/15/29 .................. 4 4,501
Devon Energy Corp.:
5.85%, 12/15/25 .................. 15 17,356
4.50%, 01/15/30
(b)
................. 18 19,618
Diamondback Energy, Inc.:
3.50%, 12/01/29 .................. 138 147,582
3.13%, 03/24/31 .................. 103 106,952
Eastern Gas Transmission & Storage, Inc.
(b)
:
4.80%, 11/01/43 .................. 15 18,496
4.60%, 12/15/44 .................. 12 14,326
Energy Transfer LP:
3.60%, 02/01/23 .................. 130 134,031
4.25%, 03/15/23 .................. 83 86,527
4.20%, 09/15/23 .................. 77 81,784
4.50%, 04/15/24 .................. 99 107,062
2.90%, 05/15/25 .................. 174 182,385
5.95%, 12/01/25 .................. 75 86,985
6.50%, 02/01/42 .................. 105 136,418
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 93 99,881
2.80%, 01/31/30 .................. 91 95,078
3.30%, 02/15/53 .................. 19 18,529
EOG Resources, Inc., 4.15%, 01/15/26 .... 10 11,158
Galaxy Pipeline Assets Bidco Ltd., 2.16%,
03/31/34
(b)(d)
.................... 200 196,000
Kinder Morgan Energy Partners LP:
7.50%, 11/15/40 .................. 16 23,637
5.00%, 08/15/42 .................. 20 23,559
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.70%, 11/01/42 .................. USD 29 $ 33,161
Marathon Petroleum Corp., 5.85%, 12/15/45 . 25 32,074
Matador Resources Co., 5.88%, 09/15/26 ... 8 8,270
MPLX LP:
4.88%, 12/01/24 .................. 65 71,997
1.75%, 03/01/26 .................. 126 126,776
2.65%, 08/15/30 .................. 51 51,175
NGPL PipeCo LLC
(b)
:
4.88%, 08/15/27 .................. 41 46,534
3.25%, 07/15/31 .................. 123 126,026
7.77%, 12/15/37 .................. 31 44,427
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 182 201,554
Petrobras Global Finance BV
(d)
:
6.25%, 03/17/24 .................. 9 10,006
5.30%, 01/27/25 .................. 35 39,005
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. 214 238,333
5.63%, 03/01/25 .................. 780 885,258
Suncor Energy, Inc., 6.50%, 06/15/38
(d)
.... 27 37,512
Sunoco LP, 6.00%, 04/15/27 ........... 9 9,371
Targa Resources Partners LP:
5.38%, 02/01/27 .................. 15 15,543
6.50%, 07/15/27 .................. 22 23,721
5.00%, 01/15/28 .................. 7 7,350
5.50%, 03/01/30 .................. 7 7,654
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 103 111,411
TransCanada PipeLines Ltd., 4.63%, 03/01/34
(d)
32 37,694
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 178 221,930
4.00%, 03/15/28 .................. 131 146,417
4.60%, 03/15/48 .................. 6 7,278
3.95%, 05/15/50 .................. 32 35,883
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 20 27,806
5,074,199
Paper & Forest Products — 0.0%
Georgia-Pacific LLC:
1.75%, 09/30/25
(b)
................. 22 22,521
0.95%, 05/15/26
(b)
................. 10 9,872
2.10%, 04/30/27
(b)
................. 65 66,900
7.75%, 11/15/29 .................. 20 28,366
2.30%, 04/30/30
(b)
................. 26 26,471
Suzano Austria GmbH, 3.13%, 01/15/32
(d)
... 25 24,097
178,227
Pharmaceuticals — 0.2%
AstraZeneca plc, 1.38%, 08/06/30
(d)
....... 115 109,436
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 40 42,719
8.50%, 01/31/27 .................. 47 50,064
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 .................. 40 42,219
5.75%, 08/15/27 .................. 9 9,427
7.00%, 01/15/28 .................. 21 21,519
7.25%, 05/30/29 .................. 21 21,522
Elanco Animal Health, Inc., 5.90%, 08/28/28
(e)
7 8,190
Johnson & Johnson:
3.70%, 03/01/46 .................. 16 18,788
3.75%, 03/03/47 .................. 32 38,056
Merck & Co., Inc., 2.45%, 06/24/50 ....... 30 27,941
Pfizer, Inc.:
3.45%, 03/15/29 .................. 52 57,870
2.63%, 04/01/30 .................. 42 44,349
1.70%, 05/28/30 .................. 103 101,575

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
(d)
:
5.00%, 11/26/28 .................. USD 200 $ 238,942
2.05%, 03/31/30 .................. 200 196,863
1,029,480
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.45%, 03/15/43 .................. 15 18,720
3.30%, 09/15/51 .................. 120 129,373
CSX Corp.:
2.40%, 02/15/30 .................. 69 70,871
4.10%, 03/15/44 .................. 18 20,907
4.30%, 03/01/48 .................. 89 107,956
Norfolk Southern Corp.:
2.90%, 06/15/26 .................. 42 44,938
4.80%, 08/15/43 .................. 20 24,242
3.05%, 05/15/50 .................. 113 112,635
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 40 41,866
2.70%, 03/14/23 .................. 50 51,414
2.70%, 11/01/24 .................. 15 15,747
3.95%, 03/10/25 .................. 14 15,170
1.20%, 11/15/25 .................. 182 179,889
1.70%, 06/15/26 .................. 16 16,088
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)(d)
200 207,038
Ryder System, Inc., 4.63%, 06/01/25 ...... 195 218,395
Union Pacific Corp.:
3.25%, 08/15/25 .................. 21 22,593
2.75%, 03/01/26 .................. 35 37,262
3.20%, 05/20/41 .................. 76 80,118
2.95%, 03/10/52 .................. 10 9,941
3.84%, 03/20/60 .................. 82 94,078
2.97%, 09/16/62 .................. 28 27,000
3.75%, 02/05/70 .................. 20 22,482
1,568,723
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 4.35%, 04/01/47 .... 37 46,396
Broadcom Corp., 3.88%, 01/15/27 ....... 129 141,761
Broadcom, Inc.:
4.75%, 04/15/29 .................. 95 109,103
5.00%, 04/15/30 .................. 136 158,816
4.15%, 11/15/30 .................. 114 126,309
3.42%, 04/15/33
(b)
................. 115 119,045
3.47%, 04/15/34
(b)
................. 55 56,635
Intel Corp.:
3.73%, 12/08/47 .................. 84 93,709
3.20%, 08/12/61 .................. 33 33,176
KLA Corp.:
4.10%, 03/15/29 .................. 111 126,326
3.30%, 03/01/50 .................. 135 142,038
Lam Research Corp.:
3.75%, 03/15/26 .................. 116 128,681
2.88%, 06/15/50 .................. 124 124,344
NVIDIA Corp.:
3.20%, 09/16/26 .................. 12 13,135
1.55%, 06/15/28 .................. 127 126,482
2.85%, 04/01/30 .................. 53 56,795
3.50%, 04/01/50 .................. 50 56,021
NXP BV
(b)(d)
:
3.88%, 06/18/26 .................. 25 27,493
4.30%, 06/18/29 .................. 172 194,769
3.40%, 05/01/30 .................. 70 75,744
2.50%, 05/11/31 .................. 189 190,759
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 108 134,037
2,281,574
Security
Par (000)
Par (000) Value
Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27 ......... USD 141 $ 154,524
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 73 80,793
3.30%, 03/01/30 .................. 51 52,085
Microsoft Corp., 2.92%, 03/17/52 ........ 197 203,658
Oracle Corp.:
4.30%, 07/08/34 .................. 67 76,059
3.90%, 05/15/35 .................. 60 66,051
3.85%, 07/15/36 .................. 105 114,076
6.13%, 07/08/39 .................. 59 79,866
3.60%, 04/01/40 .................. 108 111,997
3.65%, 03/25/41 .................. 189 195,471
4.13%, 05/15/45 .................. 100 107,679
4.00%, 07/15/46 .................. 258 273,319
3.60%, 04/01/50 .................. 60 60,072
salesforce.com, Inc., 3.05%, 07/15/61 ..... 10 10,117
VMware, Inc.:
1.80%, 08/15/28 .................. 34 33,495
2.20%, 08/15/31 .................. 53 51,822
1,671,084
Specialty Retail — 0.1%
Home Depot, Inc. (The):
2.95%, 06/15/29 .................. 170 183,492
1.38%, 03/15/31 .................. 31 29,399
2.75%, 09/15/51 .................. 15 14,607
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 235 257,516
3.65%, 04/05/29 .................. 93 102,967
2.63%, 04/01/31 .................. 15 15,375
2.80%, 09/15/41 .................. 31 30,156
633,512
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
4.65%, 02/23/46 .................. 79 102,811
4.25%, 02/09/47 .................. 40 49,646
2.70%, 08/05/51 .................. 6 5,785
2.55%, 08/20/60 .................. 64 58,341
2.80%, 02/08/61 .................. 59 56,350
Dell International LLC:
4.90%, 10/01/26 .................. 69 79,485
8.35%, 07/15/46 .................. 24 38,925
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 155 171,228
Seagate HDD Cayman, 4.09%, 06/01/29 ... 32 33,600
596,171
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. 27 28,465
4.88%, 05/15/26 .................. 7 7,581
Under Armour, Inc., 3.25%, 06/15/26 ...... 4 4,140
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 15 15,550
55,736
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29
(d)
........... 274 284,361
Rocket Mortgage LLC, 5.25%, 01/15/28 .... 28 30,170
314,531
Tobacco — 0.3%
Altria Group, Inc.:
4.40%, 02/14/26 .................. 90 101,083
4.80%, 02/14/29 .................. 32 36,774
3.40%, 05/06/30 .................. 44 46,560
2.45%, 02/04/32 .................. 243 232,850
5.80%, 02/14/39 .................. 211 259,463

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Tobacco (continued)
6.20%, 02/14/59 .................. USD 8 $ 10,357
BAT Capital Corp.
(d)
:
3.22%, 08/15/24 .................. 43 45,585
3.22%, 09/06/26 .................. 10 10,661
4.91%, 04/02/30 .................. 154 176,331
2.73%, 03/25/31 .................. 91 89,614
BAT International Finance plc
(d)
:
3.95%, 06/15/25
(b)
................. 18 19,548
1.67%, 03/25/26 .................. 42 42,024
Philip Morris International, Inc.:
6.38%, 05/16/38 .................. 35 49,091
4.13%, 03/04/43 .................. 26 29,039
4.25%, 11/10/44 .................. 25 28,591
Reynolds American, Inc.
(d)
:
4.45%, 06/12/25 .................. 82 90,399
5.85%, 08/15/45 .................. 97 116,386
1,384,356
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/17/26 ........ 177 176,382
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 35 36,723
United Rentals North America, Inc.:
5.50%, 05/15/27 .................. 28 29,389
4.88%, 01/15/28 .................. 46 48,633
5.25%, 01/15/30 .................. 7 7,665
298,792
Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.63%, 03/01/26 .......... 47 56,951
T-Mobile USA, Inc.:
3.75%, 04/15/27 .................. 164 180,678
3.88%, 04/15/30 .................. 347 383,144
3.60%, 11/15/60
(b)
................. 30 29,495
Vodafone Group plc, 5.25%, 05/30/48
(d)
.... 85 110,021
760,289
Total Corporate Bonds — 12.3%
(Cost: $64,404,590) ............................... 65,191,484
Floating Rate Loan Interests — 0.1%
Building Products — 0.0%
(a)(m)
CP Iris Holdco I, Inc., Delayed Draw Term Loan,
10/02/28 ....................... 1 1,362
CP Iris Holdco I, Inc., Term Loan, 10/02/28 ... 7 6,812
8,174
Chemicals — 0.0%
LSF11 A5 Holdco LLC, Term Loan B, 09/30/28
(a)
(c)(m)
........................... 49 49,061
Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, 01/31/28
(a)(m)
............. 56 55,451
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
3.89%
,
 02/21/23
(a)(c)(d)
............... 7 6,552
Diversified Consumer Services — 0.0%
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 09/07/28
(a)(c)(d)
............... 36 36,355
Health Care Equipment & Supplies — 0.0%
Mozart Debt Merger Sub, Inc., Term Loan B,
09/30/28
(a)(m)
..................... 93 92,796
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.1%
(a)
Bally's Corp., Term Loan B, 10/02/28
(m)
..... USD 80 $ 79,945
Herschend Entertainment Co. LLC, Term Loan,
4.25%
,
 08/27/28 .................. 19 18,964
Jack Ohio Finance LLC, Term Loan, 10/04/28
(c)
(m)
............................ 13 13,000
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 08/13/22 .................. 117 116,489
228,398
Household Durables — 0.0%
SWF Holdings I Corp., Term Loan B, 09/17/28
(a)
(m)
............................ 19 18,846
Industrial Conglomerates — 0.0%
Valcour Packaging LLC, Term Loan, 10/04/28
(a)
(c)(m)
........................... 8 8,000
Machinery — 0.0%
Zurn Industries LLC, Term Loan B, 10/04/28
(a)(m)
3 2,999
Software — 0.0%
ConnectWise LLC, Term Loan, 09/29/28
(a)(m)
.. 39 38,903
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, 04/16/28
(a)(m)
.. 34 33,957
Total Floating Rate Loan Interests — 0.1%
(Cost: $577,476) ................................. 579,492
Foreign Agency Obligations — 0.0%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)(d)
............ 28 18,476
Colombia — 0.0%
Ecopetrol SA
(d)
:
5.38%, 06/26/26 .................. 15 16,256
6.88%, 04/29/30 .................. 31 36,208
52,464
Mexico — 0.0%
Petroleos Mexicanos :
7.19%, 09/12/24 .................. MXN 5 23,069
6.88%, 10/16/25
(d)( i )
................ USD 13 14,235
5.35%, 02/12/28
(d)
................. 22 21,630
6.50%, 01/23/29
(d)
................. 79 80,957
7.69%, 01/23/50
(d)
................. 25 23,548
163,439
Total Foreign Agency Obligations — 0.0%
(Cost: $230,892) ................................. 234,379
Foreign Government Obligations — 2.4%
Argentina — 0.0%
Argentine Republic (The)
(d)(e)
:
1.13%, 07/09/35 .................. 222 72,372
2.50%, 07/09/41 .................. 195 71,077
143,449
Austria — 0.0%
Republic of Austria, 2.10%
,
09/20/17
(b)( i )
..... EUR 89 164,665
China — 1.4%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 23,100 3,499,949
2.41%, 06/19/25 .................. 4,200 645,454
2.85%, 06/04/27 .................. 3,000 465,813
3.01%, 05/13/28 .................. 1,120 175,360

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
2.68%, 05/21/30 .................. CNY 18,450 $ 2,791,879
7,578,455
Colombia — 0.1%
Republic of Colombia
(d)
:
4.50%, 03/15/29 .................. USD 500 526,656
3.13%, 04/15/31 .................. 200 186,975
713,631
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24
(d)
140 155,470
Indonesia — 0.1%
Republic of Indonesia:
2.85%, 02/14/30
(d)
................. 200 206,225
7.13%, 06/15/42 .................. IDR 659,000 46,993
253,218
Ireland — 0.2%
Republic of Ireland
( i )
:
0.20%, 10/18/30 .................. EUR 280 327,782
0.00%, 10/18/31 .................. 725 823,992
1,151,774
Mexico — 0.1%
United Mexican States, 2.66%
,
05/24/31
(d)
... USD 491 473,600
Panama — 0.1%
Republic of Panama, 4.50%
,
04/01/56
(d)
..... 200 217,100
Peru — 0.0%
Republic of Peru
(d)
:
4.13%, 08/25/27 .................. 77 85,124
3.55%, 03/10/51 .................. 88 87,274
172,398
Philippines — 0.1%
Republic of Philippines, 3.20%
,
07/06/46
(d)
... 200 196,772
Russia — 0.2%
Russian Federation:
7.65%, 04/10/30 .................. RUB 5,989 84,665
5.90%, 03/12/31 .................. 41,634 521,116
6.10%, 07/18/35 .................. 14,847 181,498
787,279
South Africa — 0.0%
Republic of South Africa, 7.00%
,
02/28/31 ... ZAR 2,477 138,363
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(b)( i )
..... EUR 192 341,030
Uruguay — 0.0%
Oriental Republic of Uruguay
(d)
:
4.38%, 10/27/27 .................. USD 52 59,876
5.10%, 06/18/50 .................. 58 74,020
133,896
Total Foreign Government Obligations — 2.4%
(Cost: $12,386,365) ............................... 12,621,100
Investment Companies — 5.1%
(n)
BlackRock Allocation Target Shares- BATS
Series A ........................ 2,663,233 26,792,121
iShares iBoxx $ High Yield Corporate Bond ETF 5,410 473,321
Total Investment Companies — 5.1%
(Cost: $27,134,501) ............................... 27,265,442
Security
Par (000)
Par (000) Value
Municipal Bonds — 0.3%
California - 0.1%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. USD 55 $ 97,304
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 50 78,652
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 70 99,163
State of California, Series 2018, GO,
4.60%, 04/01/38 .................. 165 190,570
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 58 80,852
546,541
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 53 79,751
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 210 244,837
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 10 10,569
New Jersey - 0.1%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 79 129,139
New York - 0.0%
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 60 91,835
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 15 20,366
112,201
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 35 65,046
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 55 79,360
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 60 85,747
165,107
Total Municipal Bonds — 0.3%
(Cost: $1,177,248) ............................... 1,353,191
Non-Agency Mortgage-Backed Securities — 0.9%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.44%, 06/25/35
(a)
... 47 39,791
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
... 16 15,263
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 21 14,738
Series 2006-OA21, Class A1, (LIBOR USD 1
Month + 0.19%), 0.28%, 03/20/47
(a)
... 632 545,495
Series 2006-OA9, Class 2A1B, (LIBOR USD
1 Month + 0.20%), 0.29%, 07/20/46
(a)
.. 97 76,065
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.55%, 11/25/36
(a)
.. 23 22,650
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/47
(a)
... 28 25,697

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA3, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.27%, 04/25/47
(a)
... USD 3 $ 43
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.45%, 06/25/47
(a)
... 17 13,960
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.48%), 0.57%, 08/25/47
(a)
.. 8 7,870
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 1.03%, 10/25/46
(a)
........... 51 41,484
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 3.68%, 07/31/57 133 49,840
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.94%, 09/27/46 .... 54 54,318
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.69%, 04/27/47 .... 12 12,414
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 125 130,107
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month +
0.28%), 0.36%, 08/25/36
(a)
........... 22 21,448
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 290 177,032
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.05%,
04/25/46
(a)
.................... 56 22,297
Series 2007-15, Class 2A2, 6.50%, 09/25/37 79 44,189
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 29 25,886
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 59,723
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.44%,
11/25/35
(a)
...................... 19 3,601
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 25 20,121
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.26%, 08/25/47
(a)
.... 98 107,140
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 0.59%, 01/27/37
(a)(b)
.......... —
(f)
459
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.09%, 03/25/36
(a)
........... 7 6,916
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 2 2,088
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 2.97%, 09/25/37
(a)
. 30 24,160
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (LIBOR USD 1 Month +
0.42%), 0.50%, 03/25/37
(a)
........... 39 39,671
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 50 52,502
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.51%, 06/25/37
(a)
5 4,439
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.01%,
04/25/36
(a)
...................... 9 6,714
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 06/25/36
(a)
..... USD 13 $ 11,881
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 44 45,347
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.................... 51 50,472
1,775,821
Commercial Mortgage-Backed Securities — 0.5%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.20%, 09/15/34
(a)(b)
.......... 100 99,747
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.72%, 04/14/33 100 101,977
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.78%, 09/15/34 .... 100 99,352
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 01/25/36 .... 19 18,316
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.76%, 01/25/36 .... 14 13,917
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.63%, 04/25/36 .... 8 7,934
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 10/25/36 .... 11 10,842
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.39%, 10/25/36 .... 11 10,863
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.43%, 12/25/36 .... 136 132,178
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.81%, 03/15/37
(a)(b)
................ 15 14,953
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 87 92,119
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.51%,
01/12/45
(a)
...................... 11 10,981
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 4.03%, 03/15/62
(a)(b)
....... 60 63,765
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.33%, 07/15/35
(a)(b)
100 100,266
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 100 104,678
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.08%, 11/15/35
(a)(b)
.......... 154 154,542
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 25 26,279
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 40 40,660
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.83%, 12/15/37
(a)(b)
.......... 100 100,093
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... 10 10,981
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 10,964
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a)(b)
..................... 100 110,785
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
.......................... 10 10,210

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-C4, Class A4, 3.47%, 10/12/50 USD 20 $ 21,887
Commercial Mortgage Trust:
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 8 8,838
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 44 41,283
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 10 10,734
Series 2019-C15, Class D, 3.00%,
03/15/52
(b)
.................... 11 9,756
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.33%, 04/10/37
(a)(b)
.......... 100 83,796
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 40 42,420
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34
(a)
... 170 173,215
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(a)
.................... 40 40,126
GS Mortgage Securities Trust:
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 10 10,920
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 10 9,222
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 100 100,283
IMT Trust, Series 2017-APTS, Class AFX,
3.48%, 06/15/34
(b)
................. 100 105,558
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.34%,
03/25/37
(a)(b)
..................... 8 7,900
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 16 15,586
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
.................... 30 30,785
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.68%, 11/15/34
(a)(b)
.. 84 84,050
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 10 8,510
Series 2019-L2, Class A4, 4.07%, 03/15/52 13 14,748
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.05%, 04/14/36
(d)
... 5 4,837
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.50%, 04/14/36
(d)
... 10 9,989
Wells Fargo Commercial Mortgage Trust
(a)(b)
:
Series 2017-C39, Class D, 4.49%, 09/15/50 63 59,220
Series 2017-C41, Class D, 2.60%, 11/15/50 25 20,549
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.93%, 12/13/31 .... 100 99,150
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
... 120 124,696
2,484,460
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 55 15,348
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ....................... 1,000 32,172
BBCMS Trust, Series 2015-SRCH, Class XA,
1.10%, 08/10/35
(b)
................. 971 41,258
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. USD 4,250 $ 78,299
Benchmark Mortgage Trust, Series 2019-B9,
Class XA, (LIBOR USD 1 Month + 0.00%),
1.21%, 03/15/52 .................. 991 65,105
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58 .... 120 3,684
Commercial Mortgage Trust, Series 2015-3BP,
Class XA, 0.17%, 02/10/35
(b)
.......... 2,522 7,793
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 59,094
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.09%, 03/10/50
(b)
..... 757 19,971
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C19, Class XF, 1.33%,
12/15/47
(b)
...................... 100 3,405
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 1,000 600
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 200 200
311,581
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(o)
.... 38 12,725
Total Non-Agency Mortgage-Backed Securities — 0.9%
(Cost: $4,440,956) ............................... 4,599,935
Beneficial Interest
(000)
Other Interests — 0.0%
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(g)(k)
....... 620 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Par (000)
Pa r (000)
Capital Trusts — 0.2%
(a)(j)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 95 108,428
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 45 46,629
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 221 225,696
380,753
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.54% ....................... 65 65,330
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 15 15,722
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 97 105,245

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... USD 40 $ 41,700
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 120 123,780
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.71% ....................... 30 30,144
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 140 148,167
530,088
Total Capital Trusts — 0.2%
(Cost: $877,757) ................................. 910,841
U.S. Government Sponsored Agency Securities — 18.3%
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... 460 12,672
Series 2016-26, 0.76%, 02/16/58 ....... 224 8,637
Series 2016-92, 0.77%, 04/16/58 ....... 37 1,625
Series 2016-110, 0.92%, 05/16/58 ...... 63 3,263
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 56 3,436
29,633
Mortgage-Backed Securities — 18.3%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 229 240,789
3.00%, 09/01/27 - 12/01/46 ........... 361 384,384
3.50%, 04/01/31 - 01/01/48 ........... 554 606,510
4.00%, 08/01/40 - 12/01/45 ........... 85 93,973
4.50%, 02/01/39 - 04/01/49 ........... 697 775,320
5.00%, 10/01/41 - 11/01/48 ........... 131 148,650
5.50%, 06/01/41 .................. 58 67,919
6.00%, 01/01/34 .................. 37 41,174
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 7 7,460
Government National Mortgage Association:
2.00%, 10/15/51
(q)
................. 2,757 2,796,740
2.50%, 10/15/51
(q)
................. 2,779 2,868,775
3.00%, 02/15/45 - 01/20/51 ........... 3,982 4,165,779
3.00%, 10/15/51
(q)
................. 5,328 5,567,000
3.50%, 01/15/42 - 10/20/46 ........... 1,499 1,599,497
3.50%, 10/15/51 - 11/15/51
(q)
.......... 847 890,811
4.00%, 04/20/39 - 12/20/47 ........... 304 330,362
4.00%, 10/15/51
(q)
................. 723 767,241
4.50%, 12/20/39 - 04/20/50 ........... 436 479,497
4.50%, 10/15/51
(q)
................. 148 157,805
5.00%, 12/15/38 - 07/20/42 ........... 83 95,100
7.50%, 03/15/32 .................. 2 1,935
Uniform Mortgage-Backed Securities:
1.50%, 10/25/36 - 11/25/51
(q)
.......... 5,091 4,998,389
2.00%, 10/01/31 - 03/01/32 ........... 129 133,450
2.00%, 10/25/36 - 11/25/51
(q)
.......... 16,571 16,664,979
2.50%, 09/01/27 - 12/01/35 ........... 932 980,797
2.50%, 10/25/36 - 11/25/51
(q)
.......... 29,355 30,262,991
3.00%, 04/01/29 - 08/01/50 ........... 2,523 2,696,287
3.00%, 10/25/36 - 11/25/51
(q)
.......... 5,150 5,386,880
3.50%, 08/01/30 - 06/01/49 ........... 1,932 2,086,422
3.50%, 10/25/36 - 11/25/51
(q)
.......... 2,718 2,877,957
4.00%, 10/01/33 - 01/01/51 ........... 1,767 1,954,408
4.00%, 10/25/51
(q)
................. 1,157 1,239,595
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/25 - 04/01/50 ........... USD 3,577 $ 3,970,393
4.50%, 10/25/51
(q)
................. 32 34,608
5.00%, 09/01/35 - 05/01/49 ........... 246 277,049
5.00%, 10/25/51
(q)
................. 529 581,487
5.50%, 02/01/35 - 04/01/41 ........... 390 450,894
6.00%, 12/01/27 - 06/01/41 ........... 218 256,409
6.50%, 05/01/40 .................. 62 73,212
97,012,928
Total U.S. Government Sponsored Agency Securities — 18.3%
(Cost: $96,721,416) ............................... 97,042,561
U.S. Treasury Obligations — 6.5%
U.S. Treasury Bonds:
4.25%, 05/15/39 .................. 66 89,966
4.50%, 08/15/39 .................. 82 115,168
4.38%, 11/15/39 .................. 82 113,634
1.13%, 05/15/40 - 08/15/40 ........... 694 598,535
1.38%, 11/15/40 - 08/15/50 ........... 444 393,555
1.75%, 08/15/41 .................. 14 13,287
3.13%, 02/15/43 .................. 332 395,612
2.88%, 05/15/43 - 11/15/46 ........... 597 687,964
3.63%, 08/15/43 .................. 332 426,140
3.75%, 11/15/43 .................. 332 434,349
2.50%, 02/15/45 .................. 593 640,394
2.75%, 11/15/47 .................. 593 673,750
3.00%, 02/15/48
(r)
................. 900 1,070,156
2.25%, 08/15/49
(r)
................. 1,285 1,331,983
2.38%, 11/15/49 .................. 873 929,165
1.63%, 11/15/50 .................. 37 33,241
U.S. Treasury Notes:
1.50%, 01/31/22 - 02/15/30 ........... 4,094 4,167,482
1.75%, 04/30/22 - 11/15/29 ........... 4,945 5,074,753
2.13%, 12/31/22 - 05/15/25 ........... 1,937 2,016,344
0.50%, 03/15/23 - 05/31/27 ........... 464 460,945
0.13%, 03/31/23 - 05/31/23 ........... 2,730 2,726,445
0.25%, 04/15/23 - 10/31/25 ........... 2,154 2,130,225
2.75%, 05/31/23 .................. 623 649,161
1.38%, 01/31/25 .................. 41 42,033
2.00%, 02/15/25 .................. 782 817,954
0.38%, 04/30/25 - 12/31/25 ........... 2,793 2,741,616
0.75%, 05/31/26 .................. 1,078 1,068,946
1.63%, 11/30/26 - 05/15/31 ........... 1,093 1,110,932
2.25%, 08/15/27 .................. 798 848,155
1.25%, 03/31/28 - 05/31/28 ........... 1,423 1,422,079
2.88%, 08/15/28 .................. 188 207,674
3.13%, 11/15/28 .................. 363 407,836
2.63%, 02/15/29 .................. 63 68,690
2.38%, 05/15/29 .................. 63 67,627
1.13%, 02/15/31 .................. 179 173,378
Total U.S. Treasury Obligations — 6.5%
(Cost: $33,662,601) ............................... 34,149,174
Total Long-Term Investments — 105.7%
(Cost: $515,054,835) .............................. 559,518,670

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 11.3%
Borrowed Bond Agreements — 0.9%
(s)
Bank of America Securities, Inc.,
(0.11)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 452,794,
collateralized by U.S. Treasury Notes,
0.88%, due at 11/15/30, par and fair value of
USD 476,000 and $451,717, respectively) . USD 453 $ 452,795
Bank of America Securities, Inc.,
(0.04)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 87,665,
collateralized by U.S. Treasury Bonds,
2.00%, due at 08/15/51, par and fair value of
USD 89,000 and $87,428, respectively) ... 88 87,665
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 44,044,
collateralized by U.S. Treasury Notes,
0.38%, due at 01/31/26, par and fair value of
USD 45,000 and $44,033, respectively) ... 44 44,044
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 649,115,
collateralized by U.S. Treasury Bonds,
1.25%, due at 05/15/50, par and fair value of
USD 788,000 and $644,652, respectively) . 649 649,115
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 78,800,
collateralized by U.S. Treasury Bonds,
2.00%, due at 02/15/50, par and fair value of
USD 80,000 and $78,594, respectively) ... 79 78,800
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 163,180,
collateralized by U.S. Treasury Notes,
0.75%, due at 04/30/26, par and fair value of
USD 164,000 and $162,738, respectively) . 163 163,180
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 214,185,
collateralized by U.S. Treasury Notes,
0.25%, due at 06/30/25, par and fair value of
USD 218,000 and $214,117, respectively) . 214 214,185
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 58,118,
collateralized by U.S. Treasury Bonds,
2.38%, due at 05/15/51, par and fair value of
USD 54,000 and $57,628, respectively) ... 58 58,117
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 693,780,
collateralized by U.S. Treasury Notes,
0.63%, due at 08/15/30, par and fair value of
USD 746,000 and $693,984, respectively) . 694 693,780
Bank of America Securities, Inc.,
(0.02)%, 10/01/21 (Purchased on 09/30/21
to be repurchased at USD 96,273,
collateralized by U.S. Treasury Notes,
0.75%, due at 03/31/26, par and fair value of
USD 97,000 and $96,314, respectively) ... 96 96,273
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.03)%, 10/01/21 (Purchased
on 09/30/21 to be repurchased at USD
1,841,015, collateralized by U.S. Treasury
Notes, 0.63%, due at 05/15/30, par and fair
value of USD 1,969,000 and $1,837,785,
respectively) ..................... USD 1,841 $ 1,841,015
BNP Paribas SA, 0.00%, 10/01/21 (Purchased
on 09/30/21 to be repurchased at USD
475,256, collateralized by U.S. Treasury
Bonds, 1.88%, due at 02/15/51, par and
fair value of USD 497,000 and $473,936,
respectively) ..................... 475 475,256
Total Borrowed Bond Agreements — 0.9%
(Cost: $4,854,225) ............................... 4,854,225
Shares
Shares
Money Market Funds — 10.4%
(n)(t)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 40,237,783 40,237,783
SL Liquidity Series, LLC, Money Market Series,
0.13%
(u)
........................ 14,820,593 14,825,040
Total Money Market Funds — 10.4%
(Cost: $55,062,822) ............................... 55,062,823
Total Short-Term Securities — 11.3%
(Cost: $59,917,047) ............................... 59,917,048
Total Options Purchased — 0.0%
(Cost: $266,253) ................................. 173,321
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 117.0%
(Cost: $575,238,135 ) .............................. 619,609,039
Total Options Written — (0.0)%
(Premium Received — $11,637) ...................... (19,393)
Par (000)
Pa r (000)
Borrowed Bonds — (0.9)%
U.S. Treasury Obligations — (0.9)%
U.S. Treasury Bonds:
1.25% ,  05/15/50 .................. 788 (644,652)
1.88% ,  02/15/51 .................. 497 (473,936)
2.00% ,  02/15/50 - 08/15/51 ........... 169 (166,022)
2.38% ,  05/15/51 .................. 54 (57,628)
U.S. Treasury Notes:
0.25% ,  06/30/25 .................. 218 (214,117)
0.38% ,  01/31/26 .................. 45 (44,033)
0.63% ,  05/15/30 - 08/15/30 ........... 2,715 (2,531,769)
0.75% ,  03/31/26 - 04/30/26 ........... 261 (259,052)
0.88% ,  11/15/30 .................. 476 (451,717)
(4,842,926)
Total U.S. Treasury Obligations — (0.9)%
(Proceeds: $5,159,805) ............................
(4,842,926)
Total Borrowed Bonds — (0.9)%
(Proceeds: $5,159,805) ............................
(4,842,926)

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
TBA Sale Commitments — (3.5)%
(q)
Mortgage-Backed Securities — (3.5)%
Government National Mortgage Association:
3.00% ,  10/15/51 .................. USD 1,243 $ (1,298,644)
3.50% ,  10/15/51 .................. 282 (296,524)
4.00% ,  10/15/51 .................. 38 (40,326)
Uniform Mortgage-Backed Securities:
1.50% ,  10/25/51 .................. 1,815 (1,763,181)
2.00% ,  10/25/51 .................. 6,248 (6,264,840)
3.00% ,  10/25/51 - 11/25/51 ........... 4,059 (4,245,574)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50% ,  10/25/51 .................. USD 630 $ (666,582)
4.00% ,  10/25/51 .................. 73 (78,211)
4.50% ,  10/25/51 .................. 1,835 (1,984,525)
2.50% ,  11/25/51 .................. 1,885 (1,939,857)
Total TBA Sale Commitments — (3.5)%
(Proceeds: $18,660,330) ........................... (18,578,264)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 112.6%
(Cost: $551,406,363 ) .............................. 596,168,456
Liabilities in Excess of Other Assets — (12.6)% ............ (66,906,122)
Net Assets — 100.0% ............................... $ 529,262,334
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
U.S. dollar denominated security issued by foreign domiciled entity.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
Zero-coupon bond.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(s)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliate s
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 21,088,016 $ 19,149,767 $ — $ — $ — $ 40,237,783 40,237,783 $ 3,040 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,019,914 6,805,287 — (161) — 14,825,040 14,820,593 34,296
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 13,611,764 13,094,000 — — 86,357 26,792,121 2,663,233 384,529 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 1,452,672 1,467,274 (2,449,790) 56,498 (53,333) 473,321 5,410 28,143 —
$ 56,337 $ 33,024 $ 82,328,265 $ 450,008 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 3 12/08/21 $ 528 $ (1,566)
S&P 500 E-Mini Index ...................................................... 107 12/17/21 22,993 (831,607)
U.S. Treasury 10 Year Note ................................................... 3 12/21/21 395 (1,692)
U.S. Treasury Long Bond .................................................... 46 12/21/21 7,337 (139,812)
Long Gilt ............................................................... 1 12/29/21 169 403
U.S. Treasury 2 Year Note .................................................... 46 12/31/21 10,124 (6,739)
U.S. Treasury 5 Year Note .................................................... 29 12/31/21 3,561 2,978
90-day Eurodollar ......................................................... 66 12/19/22 16,418 2,684
(975,351)
Short Contracts
Euro-Bund .............................................................. 2 12/08/21 393 311
Euro- Buxl ............................................................... 4 12/08/21 942 24,595
Euro-OAT ............................................................... 7 12/08/21 1,346 12,972
U.S. Treasury 10 Year Ultra Note ............................................... 36 12/21/21 5,236 35,129
90-day Eurodollar ......................................................... 86 03/18/24 21,226 (107)
72,900
$ (902,451)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 52,000 PLN 236,208 BNP Paribas SA 10/04/21 $ 844
USD 21,000 BRL 110,091 BNP Paribas SA 10/04/21 784
USD 21,000 BRL 108,746 Citibank NA 10/04/21 1,031
USD 42,000 BRL 216,742 JPMorgan Chase Bank NA 10/04/21 2,200
CAD 39,293 USD 31,000 JPMorgan Chase Bank NA 10/08/21 22
KZT 5,499,312 USD 12,590 Citibank NA 10/08/21 312
USD 31,000 CAD 39,058 JPMorgan Chase Bank NA 10/08/21 163
USD 15,340 AUD 21,000 HSBC Bank plc 10/12/21 158
USD 9,416 TRY 80,575 BNP Paribas SA 10/12/21 392
USD 53,584 TRY 460,719 Citibank NA 10/12/21 1,986
EUR 31,000 NOK 313,679 Deutsche Bank AG 10/20/21 42
KRW 49,765,800 USD 42,000 Citibank NA 10/20/21 10
NOK 315,204 EUR 31,000 JPMorgan Chase Bank NA 10/20/21 133
USD 42,000 KRW 49,595,700 Citibank NA 10/20/21 134
USD 73,000 MXN 1,478,125 Goldman Sachs International 10/20/21 1,576
USD 52,000 MXN 1,049,188 HSBC Bank plc 10/20/21 1,303
USD 52,000 ZAR 778,414 Bank of America NA 10/20/21 424
USD 73,959 EUR 63,000 JPMorgan Chase Bank NA 10/21/21 959
USD 51,940 MXN 1,044,000 Barclays Bank plc 10/29/21 1,558
USD 72,488 MXN 1,466,000 Citibank NA 10/29/21 1,740
USD 55,337 MXN 1,133,284 UBS AG 10/29/21 646
PLN 250,272 EUR 54,000 Bank of America NA 11/02/21 336
USD 31,000 CLP 25,196,800 UBS AG 11/02/21 16
USD 23,691 MXN 482,326 Bank of America NA 11/24/21 505
EUR 180,000 GBP 154,095 BNP Paribas SA 12/15/21 1,175
EUR 1,200,000 GBP 1,030,905 Citibank NA 12/15/21 2,979
EUR 140,000 GBP 120,279 Deutsche Bank AG 12/15/21 339
EUR 170,000 GBP 145,404 Goldman Sachs International 12/15/21 1,285
EUR 330,000 GBP 283,119 JPMorgan Chase Bank NA 12/15/21 1,331
GBP 155,352 EUR 180,000 Barclays Bank plc 12/15/21 519
GBP 112,348 EUR 130,000 Deutsche Bank AG 12/15/21 576
USD 62,755 CAD 79,000 Bank of America NA 12/15/21 384
USD 199,761 EUR 170,000 Bank of America NA 12/15/21 2,534

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 892,540 EUR 753,500 BNP Paribas SA 12/15/21 $ 18,359
USD 620,782 EUR 530,000 Goldman Sachs International 12/15/21 5,897
USD 893,185 EUR 753,500 HSBC Bank plc 12/15/21 19,004
USD 794,891 EUR 673,000 Morgan Stanley & Co. International plc 12/15/21 14,103
85,759
BRL 221,148 USD 42,000 Citibank NA 10/04/21 (1,391)
BRL 109,324 USD 21,000 Morgan Stanley & Co. International plc 10/04/21 (925)
PLN 235,754 EUR 52,000 Barclays Bank plc 10/04/21 (958)
USD 21,000 BRL 115,102 JPMorgan Chase Bank NA 10/04/21 (136)
AUD 21,000 USD 15,199 JPMorgan Chase Bank NA 10/12/21 (17)
TRY 224,930 USD 25,772 Citibank NA 10/12/21 (582)
TRY 141,702 USD 16,228 UBS AG 10/12/21 (358)
ZAR 451,844 USD 32,000 Bank of America NA 10/14/21 (2,038)
EUR 54,000 USD 62,744 JPMorgan Chase Bank NA 10/20/21 (174)
MXN 1,090,790 USD 54,000 Banco Santander SA 10/20/21 (1,293)
MXN 846,294 USD 42,000 Goldman Sachs International 10/20/21 (1,108)
MXN 838,144 USD 42,000 UBS AG 10/20/21 (1,502)
RUB 3,058,020 USD 42,000 Deutsche Bank AG 10/20/21 (94)
RUB 3,064,804 USD 42,000 JPMorgan Chase Bank NA 10/20/21 (2)
USD 62,000 MXN 1,283,202 HSBC Bank plc 10/20/21 (4)
USD 84,000 RUB 6,154,680 Citibank NA 10/20/21 (342)
USD 42,000 RUB 3,088,470 UBS AG 10/20/21 (322)
EUR 36,000 USD 42,274 Barclays Bank plc 10/21/21 (560)
EUR 27,000 USD 31,679 Goldman Sachs International 10/21/21 (393)
USD 28,557 RUB 2,121,314 Credit Suisse International 10/26/21 (488)
USD 234,650 RUB 17,425,165 HSBC Bank plc 10/26/21 (3,937)
USD 41,489 RUB 3,101,809 JPMorgan Chase Bank NA 10/26/21 (980)
USD 436,407 RUB 32,504,897 Morgan Stanley & Co. International plc 10/26/21 (8,654)
IDR 652,453,625 USD 45,658 Barclays Bank plc 10/29/21 (227)
IDR 2,215,418,472 USD 154,916 BNP Paribas SA 10/29/21 (655)
MXN 1,502,590 USD 75,138 BNP Paribas SA 10/29/21 (2,625)
MXN 2,179,907 USD 109,042 Deutsche Bank AG 10/29/21 (3,842)
USD 32,000 COP 123,312,000 Citibank NA 10/29/21 (324)
USD 94,392 IDR 1,378,567,995 Bank of America NA 10/29/21 (1,598)
USD 50,054 IDR 734,370,500 BNP Paribas SA 10/29/21 (1,081)
USD 14,769 IDR 214,732,499 Citibank NA 10/29/21 (183)
USD 14,781 IDR 214,732,498 HSBC Bank plc 10/29/21 (171)
MXN 999,002 USD 48,592 Citibank NA 11/01/21 (402)
MXN 482,952 USD 23,472 Goldman Sachs International 11/01/21 (174)
MXN 655,784 USD 31,936 Morgan Stanley & Co. International plc 11/01/21 (302)
BRL 168,170 USD 31,000 BNP Paribas SA 11/03/21 (265)
USD 73,625 IDR 1,068,447,753 Citibank NA 11/17/21 (604)
USD 176,034 CNY 1,143,000 BNP Paribas SA 11/24/21 (501)
USD 1,109,304 CNY 7,259,288 Citibank NA 11/24/21 (11,883)
USD 141,116 ZAR 2,162,572 Morgan Stanley & Co. International plc 11/24/21 (1,460)
USD 21,000 TRY 193,358 Citibank NA 11/29/21 (111)
USD 26,777 RUB 1,985,501 Citibank NA 12/02/21 (235)
USD 34,560 RUB 2,555,800 HSBC Bank plc 12/02/21 (211)
EUR 150,000 GBP 129,185 BNP Paribas SA 12/15/21 (61)
EUR 180,000 USD 211,202 Barclays Bank plc 12/15/21 (2,373)
EUR 790,000 USD 925,670 Goldman Sachs International 12/15/21 (9,143)
GBP 606,831 EUR 710,000 Bank of America NA 12/15/21 (5,968)
GBP 684,450 EUR 800,000 BNP Paribas SA 12/15/21 (5,786)
GBP 154,551 EUR 180,000 Deutsche Bank AG 12/15/21 (561)
GBP 146,215 EUR 170,000 Goldman Sachs International 12/15/21 (192)
USD 4,235,924 CNY 27,496,233 Barclays Bank plc 12/15/21 (3,638)
(80,834)
$ 4,925

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 44 $ 7,894
Put
USD Currency ............... Up and In Standard Chartered Bank 10/25/21 KRW 1,165.00 KRW 1,185.00 USD 146 246
USD Currency ............... Down and Out Bank of America NA 10/27/21 COP 3,830.00 COP 3,705.00 USD 166 827
1,073
$ 8,967
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2021 Futures .......... 760 12/10/21 USD 99.38 USD 190,000 $ 42,750
90-day Eurodollar March 2022 Futures ............. 84 03/11/22 USD 98.75 USD 21,000 42,525
$ 85,275
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Morgan Stanley & Co. International plc 10/06/21 USD 0.73 AUD 83 $ 69
USD Currency ........................... JPMorgan Chase Bank NA 10/08/21 ZAR 14.40 USD 62 2,788
USD Currency ........................... UBS AG 10/18/21 MXN 20.10 USD 124 3,681
USD Currency ........................... Deutsche Bank AG 10/19/21 ZAR 14.95 USD 62 1,210
USD Currency ........................... Goldman Sachs International 10/20/21 MXN 20.30 USD 125 2,767
USD Currency ........................... Citibank NA 10/28/21 MXN 20.60 USD 62 —
USD Currency ........................... Barclays Bank plc 11/04/21 CLP 785.00 USD 84 3,286
AUD Currency ........................... Goldman Sachs International 11/10/21 USD 0.74 AUD 1,377 4,244
EUR Currency ........................... BNP Paribas SA 11/10/21 USD 1.18 EUR 1,329 2,360
GBP Currency ........................... UBS AG 11/10/21 USD 1.37 GBP 797 4,592
AUD Currency ........................... Citibank NA 11/12/21 USD 0.74 AUD 1,377 4,430
EUR Currency ........................... Standard Chartered Bank 11/12/21 USD 1.18 EUR 1,329 3,233
GBP Currency ........................... Standard Chartered Bank 11/12/21 USD 1.37 GBP 797 4,553
USD Currency ........................... UBS AG 11/12/21 ZAR 14.30 USD 52 3,066
EUR Currency ........................... BNP Paribas SA 11/18/21 PLN 4.65 EUR 142 873
USD Currency ........................... HSBC Bank plc 11/29/21 MXN 20.80 USD 165 3,007
EUR Currency ........................... Deutsche Bank AG 12/13/21 PLN 4.56 EUR 142 2,782
46,941
Put
EUR Currency ........................... Morgan Stanley & Co. International plc 10/08/21 USD 1.18 EUR 140 3,015
USD Currency ........................... Bank of America NA 10/08/21 TRY 8.70 USD 42 37
USD Currency ........................... BNP Paribas SA 10/29/21 IDR 14,300.00 USD 52 241
USD Currency ........................... Royal Bank of Canada 11/10/21 CAD 1.25 USD 1,208 5,256
USD Currency ........................... Morgan Stanley & Co. International plc 11/12/21 CAD 1.25 USD 1,208 4,130
USD Currency ........................... BNP Paribas SA 11/15/21 KRW 1,160.00 USD 73 183
USD Currency ........................... Citibank NA 11/15/21 RUB 73.00 USD 166 1,993
EUR Currency ........................... Citibank NA 11/19/21 GBP 0.85 EUR 1,770 7,972
EUR Currency ........................... Citibank NA 11/26/21 GBP 0.85 EUR 1,760 8,895
31,722
$ 78,663

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 11/10/21 0.74 % USD 4,429 $ 416
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar March 2022 Futures .............. 84 03/11/22 USD 98.25 USD 21,000 $ (12,075)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Deutsche Bank AG 10/13/21 PLN 4.58 EUR 70 $ (672)
USD Currency ............................. Citibank NA 10/15/21 RUB 74.00 USD 62 (180)
USD Currency ............................. Bank of America NA 10/19/21 ZAR 14.95 USD 62 (1,210)
USD Currency ............................. Barclays Bank plc 11/04/21 CLP 820.00 USD 104 (1,433)
USD Currency ............................. UBS AG 11/12/21 ZAR 15.00 USD 73 (1,917)
USD Currency ............................. HSBC Bank plc 11/29/21 MXN 21.50 USD 165 (1,365)
–
(6,777)
–
Put
USD Currency ............................. HSBC Bank plc 11/29/21 MXN 20.00 USD 165 (541)
–
$ (7,318)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX EUROPE CROSSOVER Index Series
36.V1 ......................... 5.00 % Quarterly 12/20/26 EUR 790 $ (109,837) $ (113,476) $ 3,639
ITRAXX EUROPE MAIN Index Series 36.V1 . 1.00 Quarterly 12/20/26 EUR 860 (26,424) (25,727) (697)
$ (136,261) $ (139,203) $ 2,942
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 663 $ 841 $ — $ 841
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 1,547 1,458 — 1,458
0.60% Annual 6 month WIBOR Semi-Annual N/A 07/23/23 PLN 370 898 — 898
28 day MXIBTIIE Monthly 5.84% Monthly N/A 08/14/23 MXN 10,291 (4,188) — (4,188)
1.39% Annual 3 month WIBOR Quarterly 09/05/22
(a)
09/05/23 PLN 1,164 905 — 905
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 487 (876) — (876)
28 day MXIBTIIE Monthly 6.11% Monthly N/A 08/15/24 MXN 6,844 (5,016) — (5,016)
28 day MXIBTIIE Monthly 6.12% Monthly N/A 08/15/24 MXN 408 (291) — (291)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.62% At Termination 1 day SONIA At Termination 08/27/24
(a)
08/27/25 GBP 3,070 $ 11,800 $ 47 $ 11,753
0.57% At Termination 1 day SONIA At Termination 09/02/24
(a)
09/02/25 GBP 3,070 13,808 (3) 13,811
0.63% At Termination 1 day SONIA At Termination 09/09/24
(a)
09/09/25 GBP 3,000 11,310 172 11,138
0.66% At Termination 1 day SONIA At Termination 09/09/24
(a)
09/09/25 GBP 3,080 10,501 (44) 10,545
0.86% At Termination 1 day SONIA At Termination 09/23/24
(a)
09/23/25 GBP 3,400 2,770 — 2,770
1 day ESTR At Termination (0.24)% At Termination 10/01/24
(a)
10/01/25 EUR 6,960 (254) — (254)
1.69% Annual 6 month WIBOR Semi-Annual N/A 09/07/26 PLN 1,216 2,455 — 2,455
0.99% Semi-Annual 3 month LIBOR Quarterly 11/12/21
(a)
11/12/26 USD 727 4,532 — 4,532
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 81 (465) — (465)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 06/01/31 USD 16 (174) — (174)
28 day MXIBTIIE Monthly 7.08% Monthly N/A 09/02/31 MXN 2,833 (3,493) — (3,493)
$ 46,521 $ 172 $ 46,349
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 1,677 $ (67,424) $ — $ (67,424)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 900 (17,945) — (17,945)
1 month USCPI At Termination 2.53% At Termination 08/11/31 USD 911 (14,448) — (14,448)
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 12/15/40 GBP 15 (3,369) — (3,369)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 165 (35,004) — (35,004)
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 01/15/41 GBP 8 (1,899) — (1,899)
UK Retail Price Index All
Items Monthly At Termination 3.79% At Termination 09/15/41 GBP 82 (457) — (457)
UK Retail Price Index All
Items Monthly At Termination 3.89% At Termination 09/15/41 GBP 41 1,480 — 1,480
$ (139,066) $ — $ (139,066)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/26 USD 275 $ 13,961 $ 12,651 $ 1,310
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 72 3,641 3,299 342
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 212 7,154 4,965 2,189
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 102 3,440 2,389 1,051
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 310 (2,968) (3,559) 591
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 124 6,680 6,538 142
Republic of South Africa ..... 1.00 Quarterly Citibank NA 12/20/26 USD 111 5,960 5,808 152
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 634 34,111 30,851 3,260
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 189 98 (342) 440
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 1,399 723 (2,535) 3,258
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 60 (562) 736 (1,298)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 50 (468) 621 (1,089)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 50 (468) 613 (1,081)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.AAA .......... 0.50 % Monthly Morgan Stanley & Co. International plc 09/17/58 USD 40 $ (375) $ 491 $ (866)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 110 (1,030) 1,453 (2,483)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 154 107 47
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 78 (199) (59) (140)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 35 (89) (5) (84)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 20 5,682 1,777 3,905
$ – $ – $ –
$ 75,445 $ 65,799 $ 9,646
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 4 $ (271) $ (422) $ 151
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 BBB USD 15 (1,015) (1,581) 566
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 NR USD — — (7) 7
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (15) 15
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 7 (538) (779) 241
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 5 (435) (395) (40)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 20 (5,682) (1,468) (4,214)
$ (7,941) $ (4,667) $ (3,274)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 180,449 $ 7,859 $ — $ 7,859
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 180,449 (8,379) — (8,379)
$ (520) $ — $ (520)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 day ESTR ......................................... Euro Short-Term Rate (1.22)
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.13
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 8,023,147 $ 113,032 $ 8,136,179
Common Stocks ......................................... 307,434,892 — — 307,434,892
Corporate Bonds:
Aerospace & Defense .................................... — 3,514,028 — 3,514,028
Air Freight & Logistics .................................... — 421,076 — 421,076
Airlines .............................................. — 1,077,752 — 1,077,752
Auto Components ...................................... — 40,622 — 40,622
Automobiles .......................................... — 972,548 — 972,548
Banks ............................................... — 9,569,562 — 9,569,562
Beverages ........................................... — 1,476,862 — 1,476,862
Biotechnology ......................................... — 1,761,846 — 1,761,846
Building Products ....................................... — 188,508 — 188,508
Capital Markets ........................................ — 5,926,858 — 5,926,858
Chemicals ............................................ — 871,269 — 871,269
Commercial Services & Supplies ............................. — 670,877 — 670,877
Communications Equipment ................................ — 405,494 — 405,494
Construction & Engineering ................................ — 203,250 — 203,250
Consumer Finance ...................................... — 803,149 — 803,149
Containers & Packaging .................................. — 105,982 — 105,982
Distributors ........................................... — 24,510 — 24,510
Diversified Financial Services ............................... — 602,532 — 602,532
Diversified Telecommunication Services ........................ — 2,761,507 — 2,761,507
Electric Utilities ........................................ — 4,747,339 — 4,747,339
Electronic Equipment, Instruments & Components ................. — 42,349 — 42,349
Energy Equipment & Services .............................. — 104 — 104
Entertainment ......................................... — 364,384 — 364,384
Equity Real Estate Investment Trusts (REITs) .................... — 1,785,756 — 1,785,756

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Food & Staples Retailing .................................. $ — $ 256,128 $ — $ 256,128
Food Products ......................................... — 320,237 — 320,237
Gas Utilities ........................................... — 232,668 — 232,668
Health Care Equipment & Supplies ........................... — 158,502 — 158,502
Health Care Providers & Services ............................ — 2,362,213 — 2,362,213
Hotels, Restaurants & Leisure .............................. — 826,429 — 826,429
Household Durables ..................................... — 197,863 — 197,863
Independent Power and Renewable Electricity Producers ............ — 12,271 — 12,271
Industrial Conglomerates .................................. — 45,089 — 45,089
Insurance ............................................ — 831,325 — 831,325
Internet & Direct Marketing Retail ............................ — 362,329 — 362,329
IT Services ........................................... — 1,296,068 — 1,296,068
Life Sciences Tools & Services .............................. — 443,443 — 443,443
Machinery ............................................ — 280,016 — 280,016
Media ............................................... — 2,341,262 — 2,341,262
Metals & Mining ........................................ — 714,147 — 714,147
Multi-Utilities .......................................... — 326,656 — 326,656
Oil, Gas & Consumable Fuels ............................... — 5,074,199 — 5,074,199
Paper & Forest Products .................................. — 178,227 — 178,227
Pharmaceuticals ....................................... — 1,029,480 — 1,029,480
Road & Rail ........................................... — 1,568,723 — 1,568,723
Semiconductors & Semiconductor Equipment .................... — 2,281,574 — 2,281,574
Software ............................................. — 1,671,084 — 1,671,084
Specialty Retail ........................................ — 633,512 — 633,512
Technology Hardware, Storage & Peripherals .................... — 596,171 — 596,171
Textiles, Apparel & Luxury Goods ............................ — 55,736 — 55,736
Thrifts & Mortgage Finance ................................ — 314,531 — 314,531
Tobacco ............................................. — 1,384,356 — 1,384,356
Trading Companies & Distributors ............................ — 298,792 — 298,792
Wireless Telecommunication Services ......................... — 760,289 — 760,289
Floating Rate Loan Interests:
Building Products ....................................... — 8,174 — 8,174
Chemicals ............................................ — — 49,061 49,061
Construction Materials .................................... — 55,451 — 55,451
Consumer Finance ...................................... — — 6,552 6,552
Diversified Consumer Services .............................. — — 36,355 36,355
Health Care Equipment & Supplies ........................... — 92,796 — 92,796
Hotels, Restaurants & Leisure .............................. — 215,398 13,000 228,398
Household Durables ..................................... — 18,846 — 18,846
Industrial Conglomerates .................................. — — 8,000 8,000
Machinery ............................................ — 2,999 — 2,999
Software ............................................. — 38,903 — 38,903
Specialty Retail ........................................ — 33,957 — 33,957
Foreign Agency Obligations ................................. — 234,379 — 234,379
Foreign Government Obligations .............................. — 12,621,100 — 12,621,100
Investment Companies .................................... 27,265,442 — — 27,265,442
Municipal Bonds ......................................... — 1,353,191 — 1,353,191
Non-Agency Mortgage-Backed Securities ........................ — 4,591,225 8,710 4,599,935
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 910,841 — 910,841
U.S. Government Sponsored Agency Securities .................... — 97,042,561 — 97,042,561
U.S. Treasury Obligations ................................... — 34,149,174 — 34,149,174
Short-Term Securities:
Borrowed Bond Agreements ................................. — 4,854,225 — 4,854,225
Money Market Funds ...................................... 40,237,783 — — 40,237,783
Options Purchased:
Foreign currency exchange contracts ........................... — 87,630 — 87,630
Interest rate contracts ...................................... 85,275 416 — 85,691
Liabilities:
Investments:
Borrowed Bonds ......................................... — (4,842,926) — (4,842,926)
TBA Sale Commitments .................................... — (18,578,264) — (18,578,264)
$ 375,023,392 $ 206,104,707 $ 234,710 $ 581,362,809

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 14,825,040
$ —
$ 596,187,849
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 21,306 $ — $ 21,306
Foreign currency exchange contracts ............................ — 85,759 — 85,759
Interest rate contracts ....................................... 79,072 68,965 — 148,037
Other contracts ........................................... — 1,480 — 1,480
Liabilities:
Credit contracts ........................................... — (11,992) — (11,992)
Equity contracts ........................................... (831,607) — — (831,607)
Foreign currency exchange contracts ............................ — (88,152) — (88,152)
Interest rate contracts ....................................... (161,991) (23,136) — (185,127)
Other contracts ........................................... — (140,546) — (140,546)
$ (914,526) $ (86,316) $ — $ (1,000,842)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.